UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree, Sr.

DUPREE MUTUAL FUNDS 125 South Mill Street, Vine Center, Suite 100 Lexington

KY 40507

(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: March 31, 2011

Item 1.	Schedule of Investments.

ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

March 31, 2011

Bond Description		Coupon	Maturity Date	Rating	Par Value	Market Value
INSURED MUNICIPAL BONDS
72.26% of Net Assets
AL Drinking Water Finance Authority Revolving Fund Loan		4.750%	08/15/2027	NR	$75,000	$71,465
AL Housing Finance Authority Single Family Mortgage Revenue		5.375	10/01/2033	Aaa	200,000	202,264
AL Private College & Universities Facilities Authority Revenue		4.750	09/01/2026	AA+*	500,000	470,250
AL State Board Education Bishop State Community College		4.600	01/01/2021	A1	100,000	100,243
AL State Board of Education Revenue Calhoun Community	#	5.000	05/01/2022	A1	450,000	460,143
AL State University Revenue General Tuition & Fee – Series A	#	5.000	01/01/2019	A2/A*	50,000	51,185
AL State University Revenue General Tuition and Fee		5.000	08/01/2026	A2/A*	150,000	150,825
AL State University Revenue General Tuition and Fee		5.250	09/01/2034	Aa3/AA+*	75,000	75,351
AL Water Pollution Control Authority Revolving Fund Loan		4.800	08/15/2018	NR	50,000	50,256
AL Water Pollution Control Authority Revolving Fund Loan		4.800	08/15/2022	NR	170,000	162,659
AL Water Pollution Control Authority Revolving Fund Loan		5.000	08/15/2026	NR	130,000	123,435
Albertville AL Warrants		5.000	02/01/2035	AA+*	110,000	111,057
Alexander City AL Warrants		4.700	05/01/2021	Baa1/A*	200,000	201,134
Auburn AL Capital Improvement School Warrants		5.000	08/01/2030	Aa2/AA+*	260,000	262,603
Auburn University AL General Fee Revenue – Series A		5.000	06/01/2032	Aa2/AA+*	45,000	45,118
Auburn University AL General Fee Revenue – Series A		5.000	06/01/2027	Aa2/AA+*	300,000	306,684
Auburn University AL General Fee Revenue – Series A		5.000	06/01/2033	Aa2/AA+*	420,000	419,412
Auburn University AL General Fee Revenue – Series A	#	5.000	06/01/2038	Aa2/AA+*	600,000	594,672
Baldwin County AL Water and Sewer Series A General Obligation		5.000	01/01/2025	Aa1/AA+*	295,000	304,791
Bessemer AL Public Educational Building Authority Revenue		5.000	07/01/2030	AA+*	250,000	251,268
Chatom AL Industrial Board Gulf Opportunity Zone		5.000	08/01/2037	Aa3/AA+*/A-@	150,000	141,810
Choctaw County AL Revenue School Warrants		4.700	03/01/2017	NR	200,000	182,354
Cullman County AL Water Revenue		5.000	05/01/2021	Baa1/A+*	125,000	129,090
Daphne AL Warrants		5.000	04/01/2023	Aa2/AA*	250,000	258,365
Elmore County AL Limited Obligation School Warrants		5.000	02/01/2022	Aa3/AA+*	190,000	196,065
Elmore County AL Public Education Cooperative		5.000	08/01/2032	Aa3	50,000	46,171
Enterprise AL Water General Obligation		5.000	10/01/2019	NR	55,000	56,635
Enterprise AL Water General Obligation		5.000	10/01/2023	NR	450,000	456,192
Gadsden AL Warrants – Series B		4.600	08/01/2022	NR	100,000	100,300
Hoover AL Board of Education Capital Outlay Warrants		4.750	02/15/2024	Aa2/AA+*	250,000	257,468
Huntsville AL Health Care Authority – Series A		5.000	06/01/2024	A2/BBB*	100,000	98,103
Huntsville AL Public Building Authority Lease Revenue		5.000	10/01/2027	Aa1/AA+*	375,000	382,590
Huntsville AL Public Building Authority Lease Revenue		5.000	10/01/2033	Aa1/AA+*	175,000	169,712
Huntsville AL Water Systems Revenue		5.000	11/01/2033	Aa1/AAA*	300,000	301,050
Jacksonville AL State University Revenue Tuition and Fee		5.125	12/01/2033	AA+*	450,000	435,609
Lee County AL School Warrants Limited Obligation		5.000	02/01/2021	Aa2	75,000	76,964
Limestone County AL Water & Sewer Authority Water Revenue		5.000	12/01/2029	A+*	275,000	261,212
Linden AL Warrants		5.250	06/01/2023	NR	25,000	25,124
Madison County AL Board of Education Capital Outlay Tax		4.950	09/01/2025	AA+*	100,000	102,743
Madison County AL Board of Education Capital Outlay Tax		5.100	09/01/2028	AA+*	285,000	290,270
Madison County AL Board of Education Capital Outlay Tax		5.125	09/01/2034	AA+*	505,000	493,198
Mobile AL Limited Obligation Tax Warrants		5.500	02/15/2023	Ba2	35,000	32,024
Mobile AL Public Education Building Authority		5.000	03/01/2033	Aa3/AA+*/AA-@	200,000	197,370
Montgomery AL Waterworks & Sanitation Sewer Board Revenue		5.000	03/01/2025	Aa2/AAA*	250,000	259,523
Montgomery County AL Warrants		5.000	03/01/2028	Aa1/AA*	175,000	180,411
Montgomery County AL Public Building Authority Revenue		5.000	03/01/2031	Aa2/AA-*	175,000	175,219
Morgan County AL Water and Sewer General Obligation Warrants		5.000	04/01/2028	Aa3	100,000	100,386
Morgan County AL Warrants		5.000	04/01/2029	Aa3	25,000	24,883
Muscle Shoals AL Refunded Warrants		4.600	08/01/2024	Aa3	250,000	250,215
North Marshall AL Utilities Board Water Revenue		5.100	10/01/2030	AA+*	375,000	378,251
Opelika AL Water Board Revenue		5.000	06/01/2037	Aa3/AA+*	250,000	242,180
Phenix City AL Schools Warrants – Series B		5.000	08/01/2024	A+*	200,000	205,480
Phenix City AL Water & Sewer Revenue		5.000	08/15/2034	Aa3/AA+*/AA-@	40,000	39,294
Roanoke AL Warrants		4.450	05/01/2020	NR	150,000	150,972
St Clair County AL Board Education School Tax Warrants		4.400	02/01/2022	Aa3/AA+*	50,000	50,408
Shelby County AL Board of Education Special Tax School Warrants		5.000	02/01/2025	Aa3/A+*	300,000	301,896
Talladega County AL Industrial Development Revenue		4.700	01/01/2022	Baa3	100,000	87,560
Troy AL Public Educational Building Authority		5.250	12/01/2036	AA+*	225,000	213,739
Trussville AL Warrants		4.800	10/01/2021	Aa2	85,000	86,886
Tuscaloosa AL Warrants		5.000	01/01/2030	Aa1/AA+*	150,000	151,776
Tuscaloosa AL Public Education Building Authority Student		6.375	07/01/2028	AA+*	250,000	273,845
Tuscaloosa AL Public Education Building Authority Student		6.750	07/01/2033	AA+*	475,000	518,049
University of AL General Revenue – Series A		5.000	07/01/2032	Aa2/AA-*/AA@	500,000	503,170
University of AL General Revenue – Series A		5.000	07/01/2034	Aa2/AA-*/AA@	350,000	348,068
University of AL General Revenue – Series A		5.000	07/01/2028	Aa2/AA-*/AA@	325,000	332,651
University South AL University Revenues Refunding Tuition		5.000	12/01/2029	Aa1/AAA*	105,000	105,868
University of Southern AL University Revenues Facilities		5.000	08/01/2029	Aa1/AA+*	550,000	555,676
West Morgan – East Lawrence Water Authority AL Water Revenue		5.000	08/15/2025	Aa3/AA+*	300,000	313,788

						14,955,428

ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

March 31, 2011

Bond Description		Coupon	Maturity Date	Rating	Par Value	Market Value
GENERAL OBLIGATION BONDS
9.29% of Net Assets
AL State – Series A		4.625%	09/01/2022	Aa1/AA*	$100,000	$103,076
AL 21st Century Authority Tobacco Settlement Revenue		5.750	12/01/2020	Baa1/A-*	50,000	50,040
AL 21st Century Authority Tobacco Settlement Revenue		5.850	12/01/2013	Baa1/A-*	15,000	15,324
Mobile AL Refunding Warrants – Series A		5.000	02/15/2027	Aa2/AA-*	335,000	344,192
Montgomery AL Warrants – Series A		5.000	02/01/2030	Aa1/AA+*	300,000	306,207
Montgomery AL Warrants – Series C General Obligation Unlimited	#	5.000	01/01/2023	Aa1/AA+*/AAA@	580,000	611,239
Sumter County AL Limited Obligation School Warrants		5.100	02/01/2034	A*	100,000	92,143
Tuscaloosa AL Warrants – Series A		5.000	10/15/2034	Aa1/AA+*	175,000	174,755
Tuscaloosa AL Warrants – Series A		5.125	01/01/2039	Aa1/AA+*	150,000	148,779

						1,845,755
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.21% of Net Assets
AL State Public School & College Authority Capital Improvement		5.000	12/01/2024	Aa1/AA*	250,000	261,508
AL State Public School & College Authority Capital Improvement	#	5.000	12/01/2025	Aa1/AA*	640,000	664,563
AL State Public Schools & College Authority Refinancing		5.000	05/01/2024	Aa1/AA*/AA+@	125,000	131,614
Auburn University AL General Fee Revenue		5.000	06/01/2022	Aa2/AA-*	50,000	53,861
Mobile AL Spring Hill College Educational Building		5.100	09/01/2019	Ba2	120,000	122,028

						1,233,574
MUNICIPAL UTILITY REVENUE BONDS
4.89% of Net Assets
Jasper AL Water Works and Sewer Board Utility Revenue		5.000	06/01/2030	A+*	455,000	455,296
Muscle Shoals AL Utilities Board Water & Sewer Revenue		5.750	12/01/2033	AA-*	430,000	447,239
Opelika AL Water Board Revenue		5.250	06/01/2036	Aa3/A+*	70,000	69,128

						971,663
LEASE REVENUE BONDS
1.90% of Net Assets
AL Incentives Financing Authority Special Obligation		5.000	09/01/2029	AA+*	125,000	126,881
University of Alabama General Revenue – Series A		5.000	07/01/2034	Aa2/AA-*	250,000	250,885

						377,766
INDUSTRIAL REVENUE BONDS
.51% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue		5.800	11/01/2011	A+*	75,000	75,986
Auburn AL Industrial Development Board Facilities Revenue		6.200	11/01/2020	A+*	25,000	25,055

						101,041
PUBLIC FACILITIES REVENUE BONDS
.50% of Net Assets
Rockford AL Public Building Authority Building Revenue		5.750	09/01/2015	NR	10,000	10,004
Sumter County AL Limited Obligation School Warrants		5.200	02/01/2039	A*	95,000	88,402

						98,406

Total Investments (cost $19,934,321) (See (a) below for further explanation) 95.56% of Net Assets						$19,583,633

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Securities held as collateral

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$70,835
Unrealized depreciation	(421,523)

Net unrealized depreciation	$(350,688)

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2011 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	19,583,633
Level 3	Significant Unobservable Inputs	—

$19,583,633

The Fund held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or “information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

March 31, 2011

Bond Description		Coupon	Maturity Date	Rating	Par Value	Market Value
INSURED MUNICIPAL BONDS
65.26% of Net Assets
Ballard County KY School District Finance Corporation		5.000%	06/01/2020	Aa2	$1,240,000	$1,306,266
Barren County KY School District Finance Corporation		4.750	08/01/2022	Aa2	3,085,000	3,172,861
Boone County KY Pollution Control Revenue – Dayton Power		4.700	01/01/2028	Aa3/A*	12,445,000	12,023,861
Boone County KY School District Finance Corporation		5.000	05/01/2023	Aa2	4,070,000	4,192,751
Boone County KY School District Finance Corporation		5.000	05/01/2024	Aa2	4,265,000	4,396,149
Boyle County KY College Improvement – Centre College – A		4.750	06/01/2032	A3/A-*	5,330,000	5,030,507
Bullitt County KY School District Finance Corporation		4.750	07/01/2022	Aa2	2,440,000	2,501,073
Bullitt County KY School District Finance Corporation	#	4.500	10/01/2024	Aa2	2,720,000	2,741,896
Campbell & Kenton Counties Sanitary District No. 1		5.000	08/01/2025	Aa2/AA*	2,395,000	2,500,428
Campbell & Kenton Counties Sanitary Sewer		5.000	08/01/2026	Aa2/AA*	4,175,000	4,335,278
Campbell & Kenton Counties Sanitary Sewer		5.000	08/01/2027	Aa2/AA*	4,385,000	4,541,018
Campbell & Kenton Counties Sanitary District No. 1		5.000	08/01/2037	Aa2/AA*	3,500,000	3,444,350
Campbell & Kenton Counties Sanitary Sewer		5.000	08/01/2017	Aa2/AA+*	1,000,000	1,024,320
Campbell County KY School District Finance Corporation		4.500	08/01/2023	Aa2	980,000	991,064
Carter County KY Detention Center		5.125	05/01/2029	Aa3	960,000	970,022
Eastern Kentucky University Consolidated Educational Building		5.000	05/01/2021	A1/A*	1,580,000	1,647,703
Fayette County KY School District Finance Corporation		5.000	04/01/2024	Aa2/AA+*	6,985,000	7,272,223
Fayette County KY School District Finance Corporation		5.000	04/01/2025	Aa2/AA+*	7,340,000	7,608,791
Fayette County KY School District Finance Corporation		4.500	03/01/2022	Aa2/AA+*	4,100,000	4,159,245
Franklin County School Building Revenue		4.750	05/01/2027	Aa2	3,570,000	3,590,456
Greater KY Housing Assistance Corporation – Chenowith Woods		6.100	01/01/2024	Baa1/BBB*	450,000	450,023
Greater KY Housing Assistance Corporation – Northside Apts		6.200	02/01/2025	AAA*	3,320,000	3,321,096
Greater KY Housing Assistance Corporation Mortgage Revenue		5.450	05/20/2027	Aaa	1,115,000	1,124,979
Hardin County School District Finance Corporation		4.750	06/01/2027	Aa2	1,250,000	1,258,550
Jefferson County KY Health Facilities – Jewish Hospital		5.650	01/01/2017	Baa1/A-*	3,450,000	3,452,588
Jefferson County KY Health Facilities – Jewish Hospital		5.700	01/01/2021	Baa1/A-*	4,520,000	4,520,633
Jefferson County KY Health Facilities University Medical Center		5.500	07/01/2017	Baa1/BBB*	8,675,000	8,675,521
Jefferson County KY School District Finance Corporation		4.750	12/01/2026	Aa2/AA+*	3,770,000	3,790,207
Jefferson County KY School District Finance Corporation		4.500	07/01/2023	Aa2/AA+*	2,500,000	2,530,150
Jefferson County KY School District Finance Corporation		4.625	07/01/2025	Aa2/AA+*	7,545,000	7,560,165
Jefferson County KY School District Finance Corporation		5.000	07/01/2026	Aa2/AA+*	5,025,000	5,150,374
Jefferson County KY Health Facilities – Alliant Health		5.125	10/01/2017	Baa1/BBB*/A-@	2,940,000	2,943,028
Jefferson County School District Finance Corporation		4.750	06/01/2027	Aa3/AA-*	3,000,000	2,993,100
Kenton County KY School District Finance Corporation		5.000	06/01/2021	Aa2	4,055,000	4,249,275
Kenton County KY School District Finance Corporation		5.000	06/01/2023	Aa2	4,465,000	4,652,977
Kenton County KY School District Finance Corporation		5.000	06/01/2024	Aa2	4,665,000	4,872,779
KY Asset Liability Commission General Fund		5.000	05/01/2020	Aa2/A+*/AA-@	2,000,000	2,099,180
KY Asset Liability Commission Project Notes		5.000	05/01/2023	Aa2/A+*/AA-@	5,600,000	5,851,776
KY Asset Liability Commission General Fund		5.000	05/01/2024	Aa2/A+*/AA-@	5,880,000	6,128,548
KY Asset Liability Commission		5.000	05/01/2025	Aa2/A+*/AA-@	1,000,000	1,037,290
KY Asset Liability Project Notes		5.000	09/01/2015	Aa2/AA*/AA-@	5,000,000	5,548,300
KY Asset Liability Commission Federal Highway		5.250	09/01/2019	Aa2/AA*/AA-@	1,765,000	1,998,051
KY Asset Liability Commission University of Ky Project Notes		5.000	10/01/2024	Aa2/AA-*	5,445,000	5,674,779
KY Asset Liability Commission University of Ky Project Notes		5.000	10/01/2026	Aa2/AA-*	6,090,000	6,270,325
KY Asset Liability Commission University of Ky Project Notes		5.000	10/01/2023	Aa2/AA-*	8,075,000	8,479,154
KY Asset Liability Commission University of Ky Project Notes		5.000	10/01/2024	Aa2/AA-*	7,405,000	7,728,895
KY Asset Liability Commission University of Ky Project Notes		5.000	10/01/2025	Aa2/AA-*	3,700,000	3,850,997
KY Economic Development Finance Authority – Methodist Hospital		5.625	02/01/2017	NR	6,500,000	6,502,795
KY Economic Development Finance Authority – Christian Care		5.375	11/20/2035	AAA*	1,805,000	1,831,389
Kentucky Economic Development Authority – Louisville Arena		5.750	12/01/2028	Aa3/AA+*	1,625,000	1,664,098
KY Economic Development Authority – Louisville Arena		6.000	12/01/2033	Aa3/AA+*	1,000,000	1,016,760
KY Housing Corporation		4.750	07/01/2017	Aaa/AAA*	1,335,000	1,335,134
KY Housing Corporation		4.400	01/01/2017	Aaa/AAA*	1,000,000	1,021,430
KY Housing Corporation		5.200	01/01/2031	Aaa/AAA*	1,000,000	997,460
KY Housing Corporation		4.650	07/01/2023	Aaa/AAA*	3,595,000	3,603,412
KY Housing Corporation Country Place Apartments		4.750	04/20/2031	AAA*	935,000	877,423
KY Housing Corporation		5.750	07/01/2039	Aaa/AAA*	875,000	883,068
Ky State Property & Building #93		5.250	02/01/2025	Aa2/AA+*/AA-@	7,250,000	7,580,745
KY State Property & Building #93		4.875	02/01/2028	Aa2/AA+*/AA-@	500,000	500,770
KY State Property & Building #93		5.000	02/01/2029	Aa2/AA+*/AA-@	500,000	501,570
KY State Property & Building #93		5.250	02/01/2029	Aa2/AA+*/AA-@	16,790,000	17,123,449
KY State Property & Building #76		5.500	08/01/2021	Aa2/A+*/AA-@	1,400,000	1,580,026
KY State Property & Building #73		5.000	11/01/2021	Aa2/AA+*/AA-@	1,000,000	1,033,500
KY State Property & Building #87		5.000	03/01/2019	Aa2/A+*/AA-@	3,000,000	3,225,240
KY State Property & Building #83		5.000	10/01/2017	Aa2/A+*/AA-@	5,000,000	5,583,400
KY State Property & Building #83		5.000	10/01/2018	Aa2/A+*/AA-@	17,750,000	19,690,430
KY State Property & Building #83	#	5.250	10/01/2020	Aa2/A+*/AA-@	24,220,000	26,896,552
KY State Property & Building #73		5.000	11/01/2019	Aa2/AA+*/AA-@	1,360,000	1,411,775
KY State Property & Building #73		5.000	11/01/2020	Aa2/AA+*/AA-@	3,255,000	3,381,001
KY State Property & Building #84		5.000	08/01/2019	Aa2/A+*/AA-@	10,000,000	11,022,400

KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

March 31, 2011

Bond Description		Coupon	Maturity Date	Rating	Par Value	Market Value
KY State Property & Building #84		5.000%	08/01/2021	Aa2/A+*/AA-@	$310,000	$336,285
KY State Property & Building #84		5.000	08/01/2022	Aa2/A+*/AA-@	17,500,000	18,800,250
KY State Property & Building #87		5.000	03/01/2022	Aa2/A+*/AA-@	1,665,000	1,740,291
KY State Property & Building #87		5.000	03/01/2023	Aa2/A+*/AA-@	5,175,000	5,378,688
KY State Property & Building #87		5.000	03/01/2025	Aa2/A+*/AA-@	14,835,000	15,154,101
KY State Property & Building #87		5.000	03/01/2026	Aa2/A+*/AA-@	8,230,000	8,355,837
KY State Property & Building #87		5.000	03/01/2027	Aa2/A+*/AA-@	10,290,000	10,410,290
KY State Property & Building #88		4.750	11/01/2027	Aa2/A+*/AA-@	5,800,000	5,766,824
KY State Property & Building #89		5.000	11/01/2025	Aa2/AA+*/AA-@	5,000,000	5,142,700
KY State Property & Building #89		5.000	11/01/2026	Aa2/AA+*/AA-@	13,390,000	13,668,914
KY State Property & Building #89		5.000	11/01/2027	Aa2/AA+*/AA-@	4,900,000	4,973,892
KY State Property & Building #80		5.250	05/01/2018	Aa2/A+*/AA-@	2,940,000	3,305,324
KY State Property & Building #80		5.250	05/01/2020	Aa2/A+*/AA-@	1,000,000	1,106,420
KY State Property & Building #81		5.000	11/01/2018	Aa3/A+*/AA-@	1,720,000	1,845,646
KY State Property & Building #81		5.000	11/01/2019	Aa3/A+*/AA-@	2,385,000	2,518,488
KY State Property & Building #81		5.000	11/01/2020	Aa3/A+*/AA-@	3,560,000	3,742,877
KY State Property & Building #81		5.000	11/01/2022	Aa3/A+*/AA-@	3,930,000	4,110,898
KY State Turnpike Economic Development		5.150	07/01/2019	Aa2/AA+*/AA-@	1,000,000	1,008,340
KY State Turnpike Economic Development		5.000	07/01/2022	Aa2/AA+*/AA-@	1,625,000	1,714,473
KY State Turnpike Economic Development		5.000	07/01/2023	Aa2/AA+*/AA-@	4,325,000	4,526,632
KY State Turnpike Economic Development		5.000	07/01/2024	Aa2/AA+*/AA-@	3,770,000	3,917,256
KY State Turnpike Economic Development		5.000	07/01/2025	Aa2/AA+*/AA-@	2,000,000	2,049,020
KY State Turnpike Economic Development		5.000	07/01/2026	Aa2/AA+*/AA-@	4,720,000	4,824,501
Laurel County KY School District Finance Corporation		4.625	08/01/2026	Aa2	3,150,000	3,189,155
Laurel County KY School District Finance Corporation		4.750	06/01/2026	Aa2	1,000,000	1,018,660
Letcher County KY School District Finance Corporation		5.000	06/01/2022	Aa2	1,755,000	1,817,180
Letcher County KY School District Finance Corporation		5.000	06/01/2024	Aa2	1,930,000	1,982,708
Louisville & Jefferson County KY Metropolitan Sewer		5.000	05/15/2025	Aa3/AA-*/AA-@	3,270,000	3,387,753
Louisville & Jefferson County KY Metropolitan Sewer		5.000	05/15/2026	Aa3/AA-*/AA-@	3,230,000	3,329,807
Louisville & Jefferson County KY Metropolitan Sewer		5.000	05/15/2032	Aa3/AA-*/AA-@	1,220,000	1,224,843
Louisville & Jefferson County KY Metropolitan Sewer	#	4.750	05/15/2028	Aa3/AA-*/AA-@	10,425,000	10,425,000
Louisville & Jefferson County KY Metropolitan Sewer		5.000	05/15/2030	Aa3/AA-*/AA-@	3,505,000	3,507,804
Louisville & Jefferson County KY Metropolitan Sewer		5.000	05/15/2032	Aa3/AA-*/AA-@	4,000,000	4,055,760
Louisville & Jefferson County KY Metropolitan Sewer		5.500	05/15/2034	Aa3/AA-*/AA-@	7,695,000	7,814,657
Louisville & Jefferson County KY Metropolitan Sewer		5.000	05/15/2036	Aa3/AA-*/AA-@	1,330,000	1,346,864
Louisville & Jefferson County KY Metropolitan Sewer		5.000	05/15/2038	Aa3/AA-*/AA-@	9,500,000	9,388,185
Louisville & Jefferson County KY Metropolitan Sewer		5.000	05/15/2024	Aa3/AA-*	7,000,000	7,374,220
Louisville & Jefferson County KY Metropolitan Sewer		5.000	05/15/2022	Aa3/AA+*/AA-@	2,855,000	3,001,147
Louisville & Jefferson County KY Metropolitan Sewer		5.000	05/15/2023	Aa3/AA+*/AA-@	2,990,000	3,137,198
Louisville & Jefferson County KY Metropolitan Sewer		5.000	05/15/2024	Aa3/AA+*/AA-@	3,135,000	3,277,141
Louisville & Jefferson County KY Metropolitan Sewer		5.000	05/15/2025	Aa3/AA+*/AA-@	3,285,000	3,426,288
Louisville & Jefferson County KY Metropolitan Sewer		5.000	05/15/2026	Aa3/AA+*/AA-@	14,000,000	14,435,260
Louisville & Jefferson County KY Metropolitan Sewer		5.000	05/15/2025	Aa3/AA+*	5,185,000	5,450,835
Louisville & Jefferson County KY Regional Airport Authority		5.500	07/01/2017	Aa3/AA+*/A+@	2,655,000	2,706,746
Louisville & Jefferson County KY Visitors & Convention Center		4.500	12/01/2023	Aa3/AA+*	2,340,000	2,343,065
Louisville & Jefferson County KY Visitors & Convention Center		4.500	12/01/2024	Aa3/AA+*	2,250,000	2,229,480
Louisville & Jefferson County KY Visitors & Convention Center		4.600	12/01/2025	Aa3/AA+*	1,490,000	1,472,686
Louisville & Jefferson County KY Student Housing		5.000	06/01/2025	NR	2,030,000	2,042,748
Marshall County KY School District Finance Corporation		5.000	06/01/2022	Aa2	1,400,000	1,444,114
Nelson County KY School District Finance Corporation		4.500	04/01/2021	Aa2	1,130,000	1,150,758
Nelson County KY School District Finance Corporation		4.500	04/01/2023	Aa2	2,505,000	2,537,966
Northern KY Water District		4.750	02/01/2019	Aa3	1,000,000	1,017,660
Northern KY Water District		5.000	02/01/2020	Aa3	3,080,000	3,142,216
Northern KY Water District		5.000	02/01/2021	Aa3	2,635,000	2,682,087
Northern KY Water District		4.125	02/01/2021	Aa3	1,380,000	1,366,186
Northern KY Water District		4.500	02/01/2022	Aa3	1,385,000	1,390,028
Northern KY Water District		6.500	02/01/2033	Aa3	1,585,000	1,739,506
Northern KY Water District		6.000	02/01/2028	Aa3	1,010,000	1,097,749
Northern KY Water District		6.000	02/01/2031	Aa3	1,000,000	1,083,000
Owensboro Water Revenue		5.000	09/15/2025	Aa3	545,000	565,230
Pike County KY Mortgage Revenue – Phelps Regional Health		5.350	09/20/2012	NR	35,000	35,016
Shelby County KY School District Finance Corporation		5.000	05/01/2022	Aa2	1,815,000	1,874,532
Spencer County KY School District Finance Corporation		5.000	07/01/2023	Aa2	1,000,000	1,038,470
Taylor County Detention Facility		4.750	09/01/2027	A1	2,110,000	2,051,300

						564,925,784
LEASE REVENUE BONDS
8.54% of Net Assets
Danville KY Multi-City Lease Campbellsville Water & Sewer		3.500	07/01/2012	A1	820,000	830,209
Davies County KY School District Finance Corporation		5.000	06/01/2021	Aa2	1,155,000	1,198,717
Hopkins County KY School District Finance Corporation		5.125	06/01/2019	Aa2	4,120,000	4,180,193
Kenton County School District Finance Corporation		5.000	02/01/2029	Aa2	3,270,000	3,331,313
KY Area Development Districts Financing Lease – Ewing		5.350	12/01/2022	AA*	1,950,000	1,981,415
KY Area Development Districts Financing Lease – Ewing		4.700	06/01/2024	NR	2,625,000	2,614,631
KY Asset Liability Project		5.000	09/01/2021	Aa2/AA*/AA-@	1,570,000	1,704,957
Kentucky Asset Liability Highway Trust		5.000	09/01/2022	Aa2/AA*/AA-@	3,500,000	3,777,970
KY Association of Counties		5.000	02/01/2030	A+*	625,000	616,700
KY Association of Counties		5.000	02/01/2032	A+*	1,000,000	967,250
KY Association of Counties		5.000	02/01/2035	A+*	995,000	929,290

KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

March 31, 2011

Bond Description		Coupon	Maturity Date	Rating	Par Value	Market Value
KY Infrastructure Authority Wastewater & Drinking Water		5.000%	02/01/2027	Aaa/AAA*/AAA@	$2,500,000	$2,676,675
KY Infrastructure Authority Wastewater & Drinking Water		5.000	02/01/2028	Aaa/AAA*/AAA@	2,000,000	2,132,140
KY Infrastructure Authority – Series A		5.000	06/01/2019	Aa2/A+*/AA-@	1,000,000	1,003,740
KY State Property & Building #68		5.250	10/01/2018	Aa2/A+*/AA-@	1,500,000	1,500,000
KY State Property & Building #68		5.000	10/01/2019	Aa2/A+*/AA-@	1,500,000	1,500,000
KY State Property & Building #88		5.000	11/01/2024	Aa2/A+*/AA-@	1,355,000	1,400,189
KY State Property & Building #90		5.375	11/01/2023	Aa2/A+*/AA-@	1,200,000	1,283,472
KY State Property & Building #90		5.500	11/01/2028	Aa2/A+*/AA-@	24,220,000	25,223,435
KY State Property & Building		5.000	11/01/2029	Aa2/A+*/AA-@	5,000,000	5,003,200
KY State Property & Building #98		5.000	08/01/2021	Aa2/A+*/AA-@	2,505,000	2,704,448
KY State Property & Building #91		5.750	04/01/2029	Aa3/A+*/A+@	210,000	221,615
Montgomery County KY School District Finance Corporation		4.375	04/01/2023	Aa2	3,105,000	3,120,618
Pendleton County KY Multi-County Lease Revenue		6.400	03/01/2019	A*	3,000,000	3,490,950
Shelby County KY School District Finance Corporation		5.000	02/01/2028	Aa2	500,000	512,335

						73,905,462
ESCROWED TO MATURITY BONDS
4.48% of Net Assets
Danville KY Multi-City Lease Revenue – Hopkinsville		6.875	06/01/2012	A2	650,000	676,806
Jefferson County KY Health Facilities – Alliant Health		5.125	10/01/2017	BBB*	3,980,000	4,213,626
Jefferson County KY Health Facilities – Alliant Health		5.125	10/01/2018	BBB*	32,000,000	33,887,040

						38,777,472
PREREFUNDED BONDS
4.29% of Net Assets
KY State Property & Building #85		5.000	08/01/2024	Aa2/AA+*/AA-@	8,300,000	9,529,230
Bowling Green KY General Obligation		4.600	06/01/2018	Aa2	1,290,000	1,350,346
KY State Property & Building #85		5.000	08/01/2020	Aa2/AA+*/AA-@	5,760,000	6,613,056
KY State Property & Building #85		5.000	08/01/2022	Aa2/AA+*/AA-@	8,200,000	9,414,420
KY State Property & Building #85		5.000	08/01/2025	Aa2/AA+*/AA-@	2,500,000	2,870,250
Knox County General Obligation		5.625	06/01/2036	NR	2,490,000	2,930,282
Louisville KY General Obligation – Series A	#	5.000	10/01/2020	Aa1/AA+*	4,165,000	4,440,182

						37,147,766
STATE AND LOCAL MORTGAGE REVENUE BONDS
4.09% of Net Assets
KY Housing Corporation		4.850	01/01/2024	Aaa/AAA*	7,380,000	7,407,527
KY Housing Corporation		4.950	01/01/2033	Aaa/AAA*	5,065,000	4,913,607
KY Housing Corporation		4.750	07/01/2032	Aaa/AAA*	1,265,000	1,189,100
KY Housing Corporation – Series E		4.875	07/01/2023	Aaa/AAA*	1,535,000	1,558,255
KY Housing Corporation		4.750	07/01/2035	Aaa/AAA*	4,140,000	3,814,969
KY Housing Corporation – Series E		5.375	07/01/2033	Aaa/AAA*	4,175,000	4,185,145
Kentucky Housing Corporation		5.450	07/01/2038	Aaa/AAA*	4,005,000	3,948,690
KY Housing Corporation		4.900	07/01/2028	Aaa/AAA*	2,000,000	1,956,540
KY Housing Corporation		4.850	07/01/2029	Aaa/AAA*	3,200,000	3,142,720
KY Housing Corporation		5.150	07/01/2039	Aaa/AAA*	2,745,000	2,692,680
KY Housing Corporation		4.625	07/01/2033	Aaa/AAA*	595,000	553,868

						35,363,101
TURNPIKES AND TOLLROADS BONDS
3.77% of Net Assets
KY State Turnpike Economic Development Road Revenue		5.000	07/01/2020	Aa2/AA+*/AA-@	1,000,000	1,074,700
KY State Turnpike Economic Development		5.000	07/01/2025	Aa2/AA+*/AA-@	2,925,000	3,023,543
KY State Turnpike Economic Development		5.000	07/01/2027	Aa2/AA+*/AA-@	9,530,000	9,738,421
KY State Turnpike Economic Development		5.000	07/01/2028	Aa2/AA+*/AA-@	2,460,000	2,500,172
KY Turnpike Authority Economic Development		5.000	07/01/2026	Aa2/AA+*/AA-@	4,440,000	4,597,442
KY State Turnpike Economic Development		5.000	07/01/2027	Aa2/AA+*/AA-@	1,550,000	1,587,774
KY Turnpike Authority Economic Development		5.000	07/01/2029	Aa2/AA+*/AA-@	10,035,000	10,149,198

						32,671,250
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.47% of Net Assets
KY Development Finance Authority – Kings Daughters		5.000	02/01/2030	A1/A+*/A+@	4,000,000	3,726,960
KY Development Finance Authority – Baptist Heathcare System		5.375	08/15/2024	Aa3/AA-@	1,205,000	1,234,739
KY Development Finance Authority – Baptist Healthcare		5.625	08/15/2027	Aa3/AA-@	4,855,000	5,036,868
KY Development Finance Authority – Catholic Health		5.000	05/01/2029	Aa2/AA*/AA@	2,500,000	2,447,450
KY Development Finance Authority – Catholic Health		5.000	05/01/2029	Aa2/AA*/AA@	2,410,000	2,353,823
KY Development Finance Authority – St. Elizabeth		5.125	05/01/2029	AA-*/AA-@	2,750,000	2,697,448
KY Development Finance Authority – St. Elizabeth		5.375	05/01/2034	AA-*/AA-@	2,560,000	2,498,688
KY Development Finance Authority – Catholic Health		5.125	10/01/2021	A1/AA-*/AA-@	1,000,000	1,012,390
Louisville & Jefferson Metropolitan Health – St Mary’s		6.125	02/01/2037	Baa1/A-*	1,300,000	1,264,562
Louisville & Jefferson Metropolitan Government Health		5.000	10/01/2026	A-*/A-@	595,000	546,954
Louisville & Jefferson Co Health System – Norton		5.000	10/01/2030	A-*/A-@	2,000,000	1,753,140
Louisville & Jefferson County Metropolitan Health – Norton		5.250	10/01/2036	A-*/A-@	3,460,000	3,005,840
Pike County KY Mortgage Revenue – Phelps Regional Health		5.650	09/20/2027	NR	2,435,000	2,435,244

						30,014,106

KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

March 31, 2011

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
MUNICIPAL UTILITY REVENUE BONDS
2.32% of Net Assets
KY Rural Water Financial Corporation Public Project Revenue	5.375%	02/01/2020	AA-*	$1,140,000	$1,163,826
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3/AA-*	2,865,000	3,128,838
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3/AA-*	2,500,000	2,697,700
Louisville & Jefferson County Waterworks	5.000	11/15/2027	Aaa/AAA*	2,000,000	2,093,560
Louisville & Jefferson County KY Waterworks & Water System	5.000	11/15/2031	Aaa/AAA*	10,695,000	10,962,803

					20,046,727
PUBLIC FACILITIES REVENUE BONDS
1.09% of Net Assets
Boone County KY Public Property Corporation – AOC Judicial	5.000	09/01/2019	Aa2	1,000,000	1,052,410
Boone County KY Public Property Corporation – Judicial Facilities	5.125	09/01/2022	Aa2	1,750,000	1,831,655
Louisville & Jefferson County KY Parking Authority	5.000	12/01/2022	Aa2/AA*	625,000	665,175
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa2/AA*	2,750,000	2,867,865
Wolfe County Public Property	5.000	04/01/2030	Aa2	2,855,000	2,991,983

					9,409,088
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.90% of Net Assets
Berea KY Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	2,213,652
KY Housing Corporation	5.000	07/01/2033	Aaa/AAA*	2,405,000	2,329,480
Louisville & Jefferson County – Papa Johns Stadium	4.750	03/01/2028	Aa2/AA-*	3,250,000	3,289,975

					7,833,107
GENERAL OBLIGATION BONDS
.13% of Net Assets
KY Bond Corporation Finance Program	5.500	02/01/2031	A+	1,115,000	1,091,195

					1,091,195

Total Investments (cost $845,133,382) (See (a) below for further explanation) 98.34% of Net Assets					$851,185,058

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Securities held as collateral

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$14,242,960
Unrealized depreciation	(8,191,284)

Net unrealized appreciation	$6,051,676

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2011 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	851,185,058
Level 3	Significant Unobservable Inputs	—

$851,185,058

The Fund held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

March 31, 2011

Bond Description		Coupon	Date	Rating	Par Value	Market Value
INSURED MUNICIPAL BONDS
70.60% of Net Assets
Boone County School District Finance Corporation		4.000%	08/01/2018	Aa2	$145,000.00	$151,385.80
Bowling Green General Obligation Series A		4.000	06/01/2016	Aa2	375,000	396,589
Breathitt County School District Finance Corporation		3.875	07/01/2017	Aa2	280,000	297,282
Bullitt County KY School District Finance Corporation		4.000	10/01/2014	Aa2	150,000	162,953
Christian County School District Finance Corporation		4.000	08/01/2019	Aa2	720,000	736,654
Clay County School District Finance Corporation		3.750	06/01/2017	Aa2	210,000	218,627
Fayette County KY School District Finance Corporation		4.000	06/01/2019	Aa2/AA+*	140,000	145,677
Hardin County School District Finance Corporation		4.000	02/01/2019	Aa2	1,475,000	1,503,305
Jefferson County School District Finance Corporation		5.250	01/01/2017	Aa2/AA+*	200,000	227,098
Kenton County KY School District Finance Corporation		5.000	06/01/2016	Aa2	250,000	270,573
KY Asset Liability Commission		5.000	05/01/2016	Aa2/A+*/AA-@	1,000,000	1,094,010
KY Asset Liability Project Notes	#	5.000	09/01/2016	Aa2/AA*/AA-@	2,000,000	2,191,660
KY Asset Liability Project Notes		5.000	09/01/2015	Aa2/AA*/AA-@	275,000	307,973
KY Asset Liability Project Notes		4.500	09/01/2016	Aa2/AA*/AA-@	175,000	192,904
KY Asset Liability Project Notes	#	5.000	09/01/2017	Aa2/AA*/AA-@	1,500,000	1,687,860
KY Asset Liability Commission University of KY Project		5.000	10/01/2019	Aa2/AA-*	320,000	349,050
KY Asset Liability Commission University of KY Project		5.000	10/01/2016	Aa2/AA-*	1,250,000	1,376,625
KY Asset Liability Project Notes		4.400	10/01/2019	Aa2/AA-*	1,750,000	1,812,825
KY Economic Development Finance Authority – Norton Health		6.000	10/01/2018	Baa1/BBB*	560,000	587,507
KY Rural Water Finance Corporation		3.625	02/01/2016	Baa1/AA-*	350,000	362,460
KY Rural Water Finance Corporation	#	4.000	02/01/2014	Baa1/AA-*	300,000	315,975
KY State Property & Building #84		5.000	08/01/2019	Aa2/A+*/AA-@	1,000,000	1,102,240
KY State Property & Building #87		5.000	03/01/2017	Aa2/A+*/AA-@	850,000	943,942
KY State Property & Building #87		5.000	03/01/2020	Aa2/A+*/AA-@	3,000,000	3,177,630
KY State Property & Building #82		5.250	10/01/2013	Aa2/AA+*/AA-@	500,000	547,130
KY State Property & Building #82		5.250	10/01/2015	Aa2/AA+*/AA-@	2,525,000	2,848,604
KY State Property & Building #82		5.250	10/01/2017	Aa2/AA+*/AA-@	1,260,000	1,425,488
KY State Property & Building #85		5.000	08/01/2016	Aa2/AA+*/AA-@	835,000	917,673
KY State Property & Building #88		5.000	11/01/2014	Aa2/A+*/AA-@	1,000,000	1,110,910
KY State Property & Building #88		5.000	11/01/2015	Aa2/A+*/AA-@	955,000	1,069,180
KY State Property & Building #76		5.500	08/01/2018	Aa2/A+*/AA-@	1,415,000	1,613,256
KY State Property & Building #83		5.000	10/01/2016	Aa2/A+*/AA-@	775,000	870,588
KY State Property & Building #83		5.000	10/01/2019	Aa2/A+*/AA-@	1,750,000	1,919,978
KY State Property & Building #89		5.000	11/01/2014	Aa2/AA+*/AA-@	2,000,000	2,221,820
KY State Property & Building #89		5.000	11/01/2015	Aa2/AA+*/AA-@	2,230,000	2,496,619
KY State Turnpike Authority Economic Development		5.250	07/01/2014	Aa2/AA+*/AA-@	500,000	556,045
KY State Turnpike Authority Economic Development		5.000	07/01/2017	Aa2/AA+*/AA-@	2,570,000	2,841,495
Lexington Fayette Urban County Government Public Property		4.000	05/01/2017	Aa2/AA*	180,000	193,887
Louisville & Jefferson County Metropolitian Sewer		5.000	05/15/2018	Aa3/AA-*/AA-@	1,220,000	1,327,750
Louisville & Jefferson County Metropolitian Sewer		5.000	05/15/2016	Aa3/AA+*/AA-@	500,000	553,205
Louisville & Jefferson County Metropolitian Sewer		5.000	05/15/2016	Aa3/AA-*	100,000	112,870
Madison County KY School District Finance Corporation		3.600	02/01/2017	Aa2	300,000	311,538
Oldham County School Building Corporation		4.375	06/01/2018	Aa2	2,570,000	2,790,095
Paducah Electric Plant		3.000	10/01/2014	Aa3/A@	750,000	782,214
Warren County KY School District Finance Corporation		4.000	02/01/2015	Aa2	785,000	843,239
Warren County KY School District Finance Corporation		4.000	02/01/2016	Aa2	1,330,000	1,427,782
Western KY University		3.000	09/01/2014	Aa2/AA+*	1,000,000	1,043,300

						49,437,471
LEASE REVENUE BONDS
12.69% of Net Assets
Bullitt County KY School District Finance Corporation		4.100	10/01/2018	Aa2	165,000	170,598
Gallatin County School District Finance Corporation		4.000	05/01/2016	Aa2	175,000	189,630
Grant County School District Finance Corporation		3.750	06/01/2017	Aa2	190,000	202,939
Hazard KY Independent School District Finance Corporation		3.850	09/01/2017	Aa2	200,000	211,306
KY Association of Counties Finance		4.250	02/01/2017	A+*	500,000	529,355
KY Association of Counties Finance		4.000	02/01/2018	A+*	115,000	118,746
KY Association of Counties Finance		4.250	02/01/2019	A+*	255,000	262,352
KY Infrastructure Authority – Series A		5.250	06/01/2014	Aa2/A+*/AA-@	1,240,000	1,247,552
KY Infrastructure Authority		5.250	08/01/2013	AA*	1,185,000	1,292,207
KY State Property & Building #94		5.000	05/01/2014	Aa2/A+*/AA-@	1,000,000	1,097,750
KY State Property & Building #94		5.000	05/01/2015	Aa2/A+*/AA-@	1,245,000	1,376,808
KY State Property & Building #94		5.000	05/01/2017	Aa2/A+*/AA-@	500,000	557,865
KY State Property & Building		5.000	11/01/2015	Aa2/A+*/AA-@	250,000	279,660
KY State Property & Building		5.000	11/01/2014	Aa2/A+*/AA-@	750,000	833,183
Pulaski County KY Public Property		3.750	12/01/2014	Aa2	480,000	514,824

						8,884,775

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

March 31, 2011

Bond Description	Coupon	Date	Rating	Par Value	Market Value
STATE AND LOCAL MORTGAGE REVENUE BONDS
3.25% of Net Assets
KY Housing Corporation – Series E	4.875%	07/01/2023	Aaa/AAA*	$1,500,000	$1,522,719
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	750,000	752,798

					2,275,517
MUNICIPAL UTILITY REVENUE BONDS
3.18% of Net Assets
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	AA3/AA-*	1,000,000	1,110,990
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA-*	1,000,000	1,113,500

					2,224,490
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.52% of Net Assets
KY Development Finance Authority – Kings Daughters	5.000	02/01/2016	A1/A+*/A+@	1,000,000	1,069,330
KY Development Finance Authority – St. Elizabeth	5.000	05/01/2015	AA-*/AA-@	400,000	434,204
KY Economic Development Finance Authority – Catholic Health	4.000	05/01/2015	Aa2/AA*/AA@	250,000	261,435

					1,764,969
TURNPIKES AND TOLLROADS BONDS
2.39% of Net Assets
KY Turnpike Authority Economic Development Road Revenue	5.000	07/01/2014	Aa2/AA+*/AA-@	750,000	829,665
KY Turnpike Economic Development	5.000	07/01/2016	Aa2/AA+*/AA-@	750,000	844,043

					1,673,708
PREREFUNDED BONDS
1.43% of Net Assets
KY Development Finance Authority – Norton Health	5.850	10/01/2015	BBB*	885,000	999,103

					999,103
CERTIFICATES OF PARTICIPATION BONDS
1.11% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.750	03/01/2015	Aa2	770,000	775,359

					775,359

Total Investments (cost $66,402,242) (See (a) below for further explanation) 97.17% of Net Assets					$68,035,392

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Securities held as collateral

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,720,412
Unrealized depreciation	(87,263)

Net unrealized appreciation	$1,633,149

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2011 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	68,035,392
Level 3	Significant Unobservable Inputs	—

$68,035,392

The Fund held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

March 31, 2011

Bond Description		Coupon	Maturity Date	Rating	Par Value	Market Value
INSURED MUNICIPAL BONDS
80.49% of Net Assets
Hinds County MS Revenue Refunding – MS Methodist Hospital		5.600%	05/01/2012	NR	$10,000.00	$10,170.40
Jackson MS Municipal Airport Authority		5.000	10/01/2031	A3/A-@	170,000	164,288
Medical Center Educational Building Corporation MS Revenue		5.500	12/01/2023	Aa3	120,000	126,055
MS Business Finance Corporation MS Pollution Control Revenue	#	4.600	04/01/2022	Baa1/A-*	100,000	100,000
MS Development Bank Special Obligation Capital Project		5.000	07/01/2031	NR	75,000	63,242
MS Development Bank Special Obligation Southaven Water		5.000	03/01/2025	A+*	325,000	329,300
MS Development Bank Special Obligation Highway Construction		5.000	01/01/2027	Aa3/AA-*	125,000	129,109
MS Development Bank Special Obligation Highway – Desoto		4.750	01/01/2035	Aa3/AA-*	125,000	119,336
MS Development Bank Special Obligation Jackson Water/Sewer		5.000	09/01/2025	Aa2/AA+*	100,000	104,919
MS Development Bank Special Obligation Jackson Water/Sewer		5.000	09/01/2029	Aa2/AA+*	60,000	60,673
MS Development Bank Special Obligation Jackson Water & Sewer		5.000	09/01/2034	Aa2/AA+*	335,000	334,983
MS Development Bank Special Obligation Horn Lake		5.000	10/01/2020	A*	50,000	50,550
MS Development Bank Special Obligation Capital Improvement		5.250	07/01/2026	Aa3/AA+*	125,000	126,918
MS Development Bank Special Obligation Lee County School	#	4.500	09/01/2021	A1	100,000	99,585
MD Development Bank Special Obligation Jackson Public		5.375	04/01/2028	Aa2	70,000	74,117
MS Development Bank Special Obligation Hinds Community		5.000	10/01/2026	Aa2	85,000	89,014
MS Development Bank Special Obligation Hinds College		5.125	10/01/2028	Aa2	100,000	104,661
MS Development Bank Special Obligation Hinds College		5.375	10/01/2033	Aa2	60,000	61,751
MS Development Bank Special Obligation Hinds Community		5.000	04/01/2036	AA+*	100,000	94,941
MS Development Bank Special Obligation Capital Projects		5.875	07/01/2024	NR	55,000	52,346
MS Development Bank Special Obligation Capital Projects		5.000	07/01/2024	NR	370,000	332,715
MS Development Bank Special Obligation Jackson Water & Sewer		5.000	09/01/2032	Aa2/A+*	150,000	150,338
MS Home Corporation Single Family Mortgage – Series E-1		5.050	12/01/2028	Aaa	50,000	50,207
MS Development Bank Special Obligation Lowndes County		5.000	07/01/2022	Aa3/AA+*	80,000	82,548
MS Development Bank Special Obligation Covington Hospital		5.000	07/01/2027	A*	150,000	137,468
MS Development Special Obligation Madison County Highway		5.000	01/01/2027	Aa3/AA-*	295,000	302,502
MS Development Bank Special Obligation Highway Construction		5.000	01/01/2027	Aa3/AA-*	175,000	180,752
MS Development Bank Special Obligation Highway Construction		4.750	01/01/2031	Aa3/AA-*	125,000	124,515
MS Development Bank Special Obligation Jones County Colleg		5.100	03/01/2028	AA+*	55,000	56,074
MS Development Bank Special Obligation Jones County Junior		5.000	03/01/2033	AA+*	150,000	151,164
MS Development Bank Special Obligation Jones County Junior		5.125	03/01/2039	AA+*	45,000	45,070
MS State University Educational Building Corporate Revenue		5.000	08/01/2024	Aa2/A+*/AA@	350,000	366,048
Olive Branch MS Public Improvement	#	4.125	06/01/2022	A1	100,000	99,862
Pearl River County MS Certificates of Participation		4.500	04/01/2021	Baa1	200,000	201,674
University Southern MS Education Building – Series A		5.000	03/01/2022	Aa2	100,000	105,286
University Southern MS Educational Building Corporation		5.000	03/01/2032	Aa2	50,000	49,423

						4,731,604
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.80% of Net Assets
Alcorn State University Educational Building MS Revenue		5.125	09/01/2034	Aa2	95,000	92,655
Jackson State University Education Building		5.000	03/01/2034	Aa2/AA-*	175,000	168,744
MS State University Educational Building Corporate Revenue		5.250	08/01/2033	Aa2/AA@	50,000	50,568
University Southern MS Educational Building Corporation		5.125	09/01/2029	Aa2/A+*	100,000	101,808
University Southern MS Education Building Athletics		5.000	03/01/2034	Aa2	105,000	103,725

						517,500
LEASE REVENUE BONDS
3.82% of Net Assets
MS Development Bank Special Obligation Desoto County		5.250	07/01/2031	A*	225,000	224,424

						224,424
PUBLIC FACILITIES REVENUE BONDS
2.63% of Net Assets
MS Development Bank Special Obligation Department of Corrections		5.250	08/01/2027	AA-*/AA@	50,000	51,521
MS Development Bank Special Obligation Department of Corrections		5.250	08/01/2027	AA-*/AA@	100,000	103,042

						154,563
GENERAL OBLIGATION BONDS
1.68% of Net Assets
Jackson MS Redevelopment Authority Urban Renewal Revenue		5.600	11/01/2021	Aa3	20,000	20,015
MS State General Obligation		5.100	11/15/2012	Aa2/AA*/AA+@	10,000	10,702
MS State Refunding – Series A		5.250	11/01/2019	Aa2/AA*/AA+@	50,000	57,760
Richland MS Tax Increment		5.600	06/01/2013	NR	10,000	10,069

						98,546
ESCROWED TO MATURITY BONDS
.65% of Net Assets
Harrison County MS Wastewater Management District		5.000	02/01/2015	Baa1/AAA*	25,000	27,637
MS Gulf Coast Regional Wastewater Treatment Facilities		7.000	07/01/2012	NR	10,000	10,471

						38,108
PREREFUNDED BONDS
.27% of Net Assets
MS Development Bank Special Obligation Gulfport Combined Water		5.500%	07/01/2015	Aa3/AA+*	$10,000	$10,806
MS Development Bank Special Obligation Desoto County		5.900	07/01/2021	A*	5,000	5,064

						15,870

Total Investments (cost $5,909,957) (See (a) below for further explanation) 98.34% of Net Assets						$5,780,615

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Securities held as collateral

MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

March 31, 2011

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$47,955
Unrealized depreciation	(177,297)

Net unrealized depreciation	$(129,342)

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2011 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	5,780,615
Level 3	Significant Unobservable Inputs	—

$5,780,615

The Fund held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

March 31, 2011

Bond Description		Coupon	Maturity Date	Rating	Par Value	Market Value
INSURED MUNICIPAL BONDS
50.02% of Net Assets
Asheville NC Water System Revenue		4.750%	08/01/2027	Aa2/AA*	$1,000,000	$1,003,190
Burke County NC Certificates of Participation		5.000	04/01/2023	A1/A-*	1,000,000	1,023,510
Cabarrus County NC Certificates of Participation Installment		5.000	06/01/2025	Aa2/AA+*/AA@	1,000,000	1,032,130
Catawba County NC Catawba Memorial Hospital Revenue		5.000	10/01/2017	NR	500,000	500,045
Charlotte NC Airport Revenue		5.250	07/01/2023	A1/A+*/A+@	1,000,000	1,029,370
Charlotte NC Airport Revenue Bonds Refunding Charlotte Douglas		5.000	07/01/2025	A1/A+*/A+@	1,000,000	1,017,630
Davie County NC Public School & Community College Facility		5.000	06/01/2023	Aa3/A+*	1,000,000	1,021,830
Davie County NC Public School & Community College Facility		5.000	06/01/2025	Aa3/A+*	1,690,000	1,711,362
Franklin County NC Certificates of Participation		5.000	09/01/2027	Aa3/A+*	750,000	752,820
Henderson County NC Certificates of Participation		5.000	05/01/2025	Aa3/AA-*/AA-@	1,000,000	1,023,660
Iredell County NC Certificates of Participation School Project		5.000	06/01/2024	Aa3/AA-*	1,000,000	1,027,400
Johnston NC Memorial Hospital Authority		5.250	10/01/2028	Aa3/AA+*	500,000	508,190
Lee County NC Certificates of Participation		5.000	04/01/2025	Aa3/AA+*	550,000	564,317
Montgomery County NC Certificates of Participation – Series A		5.000	02/01/2030	A-*	1,680,000	1,618,344
Nash County NC Limited Obligation		5.000	10/01/2030	Aa3/AA+*	890,000	890,659
NC Medical Care Community Hospital Morehead Memorial Hospital	#	5.000	11/01/2026	Aa3/AA+*	2,500,000	2,508,125
NC Eastern Municipal Power Agency System Revenue		5.500	01/01/2017	Baa1	45,000	45,050
NC Eastern Municipal Power Agency Power System Revenue		6.000	01/01/2025	Baa1/BBB*	1,000,000	1,109,020
NC Eastern Municipal Power Agency Power System Revenue		5.000	01/01/2021	A-*/A-@	1,000,000	1,031,880
NC Eastern Municipal Power Agency Power System Revenue	#	6.000	01/01/2018	Baa1	1,000,000	1,138,760
NC Eastern Municipal Power Agency – Series B		6.000	01/01/2022	Aa3/AA+*/AA-@	915,000	1,040,090
NC Infrastructure Finance Corporation Certificates of Participation		5.000	02/01/2024	Aa1/AA+*/AA+@	1,000,000	1,040,950
NC Medical Care Community Hospital Revenue – Stanly Hospital		5.375	10/01/2014	BBB+@	30,000	30,012
Randolph County NC Certificates of Participation		5.000	02/01/2027	Aa3	1,000,000	1,003,940
Rockingham County NC Certificates of Participation		5.000	04/01/2032	Aa3/AA+*	1,325,000	1,296,340
Sampson County NC Certificates of Participation		5.000	06/01/2022	Aa3/AA+*	1,250,000	1,319,038
Sampson County NC Certificates of Participation		5.000	06/01/2026	Aa3/AA+*	1,000,000	1,023,350
University NC System Pool Revenue Series A		5.000	10/01/2033	Aa3/A+*	430,000	422,587
University of NC Wilmington Certificates of Participation		5.250	06/01/2025	A-*	1,000,000	1,023,940
University of NC Wilmington Student Housing Project		5.000	06/01/2025	A-*	580,000	584,947
University of NC System Pool Revenue – Series A		5.000	10/01/2026	Aa3	1,000,000	1,034,740
University of NC System Pool Revenue – Series A		5.000	10/01/2033	Aa3	1,000,000	989,340
Wilmington NC Certificates of Participation		5.000	06/01/2032	Aa2/AA*/AA@	1,500,000	1,494,075
Wilmington NC Store Water Revenue		5.000	06/01/2028	Aa2/AA*	500,000	507,380
Wilson NC Certificates of Participation Public Facilities		5.000	05/01/2021	Aa3/AA+*/AA-@	780,000	818,282
Wilson NC Certificates of Participation Public Facilities		5.000	05/01/2025	Aa3/AA+*/AA-@	750,000	760,170
Wilson County Certificates of Participation Public Facility		5.000	05/01/2029	Aa3/AA+*/AA-@	1,355,000	1,365,528
Wilson Combined Enterprise System		4.700	12/01/2022	Aa3/AA@	500,000	506,365

						36,818,366
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
15.49% of Net Assets
Cabarrus County NC Certificates of Participation		5.000	01/01/2029	Aa2/AA*/AA@	750,000	755,693
Charlotte NC Certificates of Participation Convention Facility		5.000	12/01/2024	Aa2/AA+*/AA@	1,000,000	1,036,520
Charlotte NC Certificates of Participation Transit Project		5.000	06/01/2035	Aa2/AA+*/AA@	500,000	491,015
Charlotte NC Certificates of Participation	#	5.000	06/01/2026	Aa2/AA+*/AA@	1,455,000	1,507,162
Charlotte NC Certificates of Participation		5.000	06/01/2027	Aa2/AA+*/AA@	775,000	798,940
Charlotte NC Certificates of Participation Convention Facility		5.000	06/01/2034	Aa2/AA+*/AA@	750,000	740,820
Forsyth County NC Certificates of Participation		5.000	10/01/2018	Aa1/AA+*/AA+@	5,000	5,007
Forsyth County NC Certificates of Participation		5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	561,297
Mecklenburg County NC Certificates of Participation – Series B		5.000	02/01/2026	Aa1/AA+*/AA+@	1,000,000	1,027,290
Mecklenburg County NC Certificates of Participation – Series A		5.000	02/01/2028	Aa1/AA+*/AA+@	415,000	423,325
Mooresville NC Certificates of Participation		5.000	09/01/2032	AA-*	1,640,000	1,579,402
NC Infrastructure Finance Corporation Certificates of Participation		5.000	02/01/2025	Aa1/AA+*/AA+@	1,500,000	1,559,760
Wilmington NC Certificates of Participation – Series A		5.000	06/01/2038	Aa2/AA*/AA@	250,000	243,460
Winston Salem NC Certificates of Participation – Series A		4.750	06/01/2031	Aa1/AA+*/AA+@	670,000	673,310

						11,403,001
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.77% of Net Assets
Charlotte-Mecklenburg Hospital Authority NC Health Care		5.000	01/15/2027	Aa3/AA-*	1,090,000	1,088,736
Charlotte-Mecklenburg Hospital		5.250	01/15/2039	Aa3/AA-*	750,000	714,173
NC Medical Care Health Care Facilities Revenue Novant Health		5.000	11/01/2017	A1/A+*/AA-@	1,000,000	1,036,710
NC Medical Care Community Hospital Revenue NC Baptist Hospital		5.000	06/01/2034	Aa3/AA-*	1,000,000	934,880
NC Medical Care Community Hospital Revenue Baptist Hospital		4.750	06/01/2030	Aa3/AA-*	355,000	330,438
NC Medical Care Community Health Care Facilities Revenue		5.000	06/01/2034	Aa2/AA*/AA@	1,620,000	1,545,075
NC Medical Care Community Hospital Revenue Unrefunded Balance		5.250	12/01/2013	A1/A+*/AA-@	45,000	45,263
NC Medical Care Community Hospital Revenue Unrefunded Balance		5.000	12/01/2018	A1/A+*/AA-@	25,000	25,000

						5,720,275
PUBLIC FACILITIES REVENUE BONDS
6.63% of Net Assets
Moore County NC		5.000	06/01/2031	Aa3/AA-*	2,750,000	2,769,910
Raleigh Durham NC Airport Authority – Series A		5.000	05/01/2029	Aa3/AA-@	235,000	236,866
Raleigh Durham NC Airport		5.000	05/01/2036	Aa3/AA-@	1,480,000	1,430,657
Raleigh Durham NC Airport Authority – Series A		5.000	05/01/2032	Aa3/AA-@	440,000	439,410

						4,876,843

NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

March 31, 2011

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.23% of Net Assets
NC Capital Facilities Financial Agency Education Wake Forest	5.000%	01/01/2031	Aa3/AA*	$500,000	$508,960
NC Capital Facilities Financial Agency Wake Forest University	5.000	01/01/2038	Aa3/AA*	1,250,000	1,235,350
NC Capital Facilities Financial Agency Revenue Duke University	5.000	10/01/2038	Aa1/AA+*	500,000	498,515
Pitt County NC Limited Obligation – Series A	5.000	04/01/2035	Aa3/AA-*/AA@	105,000	101,580
University NC Chapel Hill Revenue General Refunding	5.000	12/01/2034	Aaa/AA+*/AA+@	1,000,000	1,007,790
University of NC System Pool Revenue General Trust Indenture	5.000	10/01/2034	Aa2	500,000	497,945

					3,850,140
MUNICIPAL UTILITY REVENUE BONDS
5.10% of Net Assets
NC Municipal Power Agency Number 1 Catawba Electric Revenue	4.750	01/01/2030	A2/A*/A@	290,000	281,222
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.000	01/01/2030	A2/A*/A@	1,445,000	1,448,569
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	980,000	996,160
Raleigh NC Combined Enterprise System Revenue	5.000	03/01/2031	Aa1/AAA*/AAA@	1,000,000	1,024,450

					3,750,401
LEASE REVENUE BONDS
3.51% of Net Assets
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aaa/AAA*/AAA@	750,000	754,830
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa3/AA*	570,000	588,320
University NC University Revenues Chapel Hill	5.000	12/01/2031	Aaa/AA+*/AA+@	1,215,000	1,242,544

					2,585,694
GENERAL OBLIGATION BONDS
2.86% of Net Assets
Iredell County NC Community College	5.000	04/01/2026	Aa2/AA*/AA+@	225,000	236,934
Iredell County NC Community College	5.000	04/01/2027	Aa2/AA*/AA+@	325,000	342,037
Wake County NC Limited Obligation – Series 209	5.000	06/01/2032	Aa1/AA+*/AA+@	1,500,000	1,524,015

					2,102,986
PREREFUNDED BONDS
1.35% of Net Assets
NC Eastern Municipal Power Agency Power System – Series A	6.000	01/01/2026	Aaa/A-*/A-@	805,000	990,460

					990,460
ESCROWED TO MATURITY BONDS
.47% of Net Assets
Pitt County NC Memorial Hospital Revenue	5.500	12/01/2015	Aaa	325,000	342,700

					342,700
STATE AND LOCAL MORTGAGE REVENUE BONDS
.13% of Net Assets
NC Housing Finance Agency Single Family Revenue – Series II	6.200	03/01/2016	Aa2/AA*	25,000	25,027
NC Housing Finance Agency Single Family Revenue – Series KK	5.875	09/01/2017	Aa2/AA*	40,000	40,090
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA*	30,000	30,019

					95,136

Total Investments (cost $73,869,019) (See (a) below for further explanation) 98.56% of Net Assets					$72,536,002

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Securities held as collateral

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$286,000
Unrealized depreciation	(1,619,016)

Net unrealized depreciation	$(1,333,016)

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2011 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	72,536,002
Level 3	Significant Unobservable Inputs	—

$72,536,002

The Fund held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

March 31, 2011

Bond Description		Coupon	Maturity Date	Rating	Par Value	Market Value
INSURED MUNICIPAL BONDS					`
55.43% of Net Assets
Appalachian State University NC Revenue		5.000%	07/15/2018	Aa3	$75,000	$80,647
Asheville NC Water System Revenue Refunding		5.000	08/01/2017	Aa2/AA+*	140,000	157,037
Buncombe County NC Certificates of Participation		4.000	04/01/2016	Aa2/AA*	125,000	135,166
Burke County NC Certificates of Participation		4.250	04/01/2016	A1/A-*	50,000	53,001
Cabarrus County NC Certificates of Participation		5.625	02/01/2016	Aa2/AA*/AA@	125,000	143,104
Catawba County NC Certificates of Participation Public School		5.250	06/01/2016	Aa2	125,000	136,315
Catawba County NC Certificates of Participation Public School		5.250	06/01/2018	Aa2	125,000	133,978
Catawba County NC Certificates of Participation		5.250	06/01/2019	Aa2/BBB*	200,000	214,654
Craven County NC Certificates of Participation		4.375	06/01/2016	Aa3/AA-*	115,000	124,574
Dare County NC Certificates of Participation		5.250	06/01/2014	Aa3/AA-*/AA-@	150,000	164,397
Davie County NC Community College		4.000	06/01/2013	Aa3/A+*	250,000	263,765
Edgecombe County NC Schools		4.000	02/01/2015	A1/A+*	235,000	252,343
Harnett County NC Certificates of Participation – Series A		5.000	12/01/2015	Aa3/AA+*	125,000	140,320
Harnett County Certificates of Participation		3.500	06/01/2016	Aa3/AA+*	250,000	261,668
Haywood NC Certificates of Participation Refunding		5.000	10/01/2016	A1/A*	635,000	681,133
Henderson County NC Certificates of Participation – Series A	#	5.250	05/01/2020	Aa3/AA-*/AA-@	300,000	318,747
Henderson County NC Certificates of Participation		5.000	06/01/2014	Aa3/AA-*/AA-@	50,000	54,789
High Point NC Combined Enterprise System Revenue		5.000	11/01/2018	Aa2/AA+*/AA+@	145,000	159,017
Iredell County NC Certificates of Participation School Projects		5.000	06/01/2018	Aa3/AA-*	425,000	461,146
Johnston NC Memorial Hospital Authority		4.000	10/01/2012	Aa3/AA+*	200,000	207,984
Johnston NC Memorial Hospital Authority		4.000	04/01/2015	Aa3/AA+*	100,000	105,832
Lee County NC Certificates of Participation		5.000	04/01/2016	Aa3/AA+*	215,000	231,669
Lincoln County NC Certificates of Participation		5.000	06/01/2016	Aa3/AA+*/AA@	200,000	223,160
Lincolnton NC Enterprise System Revenue		5.000	05/01/2016	NR	385,000	403,049
Nash County NC Limited Obligation		3.000	10/01/2015	Aa3/AA+*	400,000	412,424
Nash County NC Limited Obligation	#	5.000	10/01/2018	Aa3/AA+*	150,000	166,293
New Hanover County NC Certificates of Participation		5.000	03/01/2017	Aa1/AA*	250,000	266,680
NC Medical Care Community Hospital – Rowan Medical		5.250	09/01/2016	Aa3/AA+*	1,100,000	1,179,772
NC Eastern Municipal Power Agency		5.250	01/01/2019	Aa3/AA+*/A-@	250,000	270,305
NC Eastern Municipal Power Agency System Revenue		5.000	01/01/2020	A-*/A-@	100,000	103,711
NC Municipal Power Agency Number 1 Catawba Electric Revenue		5.250	01/01/2019	A2/A*/A@	400,000	418,140
NC Medical Care Community Hospital – Scotland Memorial	#	5.375	10/01/2011	BBB*	10,000	10,020
NC Infrastructure Certificates of Participation		5.000	06/01/2018	Aa1/AA+*/AA+@	100,000	109,854
NC Infrastructure Finance Certificates of Participation		5.000	02/01/2017	Aa1/AA+*/AA+@	150,000	170,406
NC Medical Care – Caromont Health		3.250	02/15/2018	Aa3/AA+*	370,000	359,747
NC Medical Community Hospital – Wayne Memorial		4.750	10/01/2011	A2	350,000	350,207
NC Medical Care Community Healthcare Facilities		4.000	10/01/2018	Aa3/AA+*/AA-@	50,000	50,883
Onslow County NC Certificates of Participation		5.000	06/01/2018	Aa3/A+*	140,000	149,430
Pitt County NC Certificates of Participation School Facility		4.000	04/01/2015	Aa3/AA-*/AA@	100,000	106,461
Randolph County NC Certificates of Participation		5.000	06/01/2016	Aa3/AA+*	170,000	186,437
Rockingham NC Certificates of Participation		5.250	04/01/2013	Aa3/A+*	125,000	130,866
Rutherford County NC Certificates of Participation		5.000	12/01/2017	Aa3/AA+*	105,000	118,071
Rutherford County NC Certificates of Participation		5.000	12/01/2018	Aa3/AA+*	205,000	226,726
Rutherford NC Certificates of Participation		4.000	12/01/2019	Aa3/AA+*	200,000	204,814
Sampson Area Development Corporation NC Refunding		5.000	06/01/2014	Aa3/AA+*	50,000	55,244
Sampson Area Development Corporation NC Refunding		4.000	06/01/2015	AA+*	150,000	160,628
Union County NC Certificates of Participation		5.000	06/01/2012	Aa2/AA-*/AA@	100,000	104,998
Union County NC Certificates of Participation		5.000	06/01/2020	Aa2/AA-*/AA@	250,000	266,113
University NC Wilmington Certificates of Participation		4.000	06/01/2017	Aa3/AA+*	100,000	106,341
University NC Wilmington Certificates of Participation	#	5.000	06/01/2014	A-*	40,000	43,676
University NC Wilmington Certificates of Participation		4.250	06/01/2017	A-*	300,000	313,860
University NC System Pool Revenue Asheville Wilmington		5.000	10/01/2016	Aa3/AA+*	230,000	259,502
Wilson NC Certificates of Participation		5.000	05/01/2016	Aa3/AA+*/AA-@	200,000	224,332
Wilson NC Certificates of Participation		5.000	05/01/2018	Aa3/AA+*/AA-@	60,000	66,485

						11,699,921
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
17.18% of Net Assets
Buncombe County NC Certificates of Participation		5.000	04/01/2018	Aa2/AA*	250,000	269,988
Cabarrus County NC Certificates of Participation		5.000	06/01/2014	Aa3/AA*/AA@	135,000	148,499
Cabarrus County NC Certificates of Participation		4.000	01/01/2015	Aa2/AA*/AA@	225,000	241,511
Cabarrus County NC Certificates of Participation		5.000	01/01/2017	Aa3/AA*/AA-@	150,000	167,070
Chapel Hill NC Certificates of Participation Operations Center	#	5.250	06/01/2019	Aa1/AA+*	260,000	282,103
Charlotte NC Certificates of Participation		4.000	06/01/2012	Aa2/AA+*/AA@	50,000	51,794
Charlotte NC Certificates of Participation Refunding		5.000	12/01/2021	Aa2/AA+*/AA@	270,000	284,429
Charlotte NC Certificates of Participation		4.375	12/01/2014	Aa2/AA+*	50,000	51,680
Charlotte NC Certificates of Participation Transit Projects		4.000	06/01/2016	Aa2/AA+*/AA@	100,000	105,410
Cumberland County NC Certificates of Participation	#	5.000	12/01/2015	Aa2/AA*	75,000	84,512
Cumberland County NC Certificates of Participation		5.000	12/01/2017	Aa2/AA*	350,000	394,475
Forsyth County NC Certificates of Participation		5.000	10/01/2019	Aa1/AA+*/AA+@	600,000	655,062
Montgomery County NC Certificates of Participation		5.000	02/01/2017	A-*	125,000	135,153
NC Infrastructure Finance Corporation Certificate of Participation		5.000	02/01/2016	Aa1/AA+*/AA+@	200,000	221,014
NC State Certificates of Participation Wildlife Resources		5.250	06/01/2018	Aa1/AA+*/AA+@	500,000	532,735

						3,625,435

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

March 31, 2011

Bond Description		Coupon	Maturity Date	Rating	Par Value	Market Value
MUNICIPAL UTILITY REVENUE BONDS
8.82% of Net Assets
Moore County NC		5.000%	06/01/2017	Aa3/AA-*	$685,000	$769,776
NC Eastern Municipal Power Agency – Series D		4.000	01/01/2016	Baa1/A-*/A-@	95,000	100,121
NC Eastern Municipal Power Agency		5.375	01/01/2017	Baa1/A-*/A-@	200,000	209,460
NC Eastern Municipal Power Agency – Series B		3.250	01/01/2015	Baa1/A-*/A-@	250,000	257,298
NC Eastern Municipal Power Agency – Series A		5.000	01/01/2016	A-*/A-@	50,000	55,210
NC Municipal Power Agency Number 1 Catawba Electric		5.250	01/01/2017	A2/A*/A@	200,000	225,508
NC Municipal Power Agency Number 1 Catawba Electric		4.000	01/01/2016	A2/A*/A@	100,000	106,491
NC Municipal Power Agency Number 1 Catawba Electric		5.000	01/01/2016	A2/A*/A@	125,000	138,614

						1,862,478
PUBLIC FACILITIES REVENUE BONDS
3.89% of Net Assets
Charlotte NC Airport – Charlotte Douglas International		4.125	07/01/2016	A1/A+*/A+@	100,000	107,080
Charlotte NC Airport Revenue Refunding		5.000	07/01/2015	A1/A+*/A+@	350,000	386,544
Mecklenburg County NC Certificates of Participation		5.000	02/01/2017	Aa1/AA+*/AA+@	105,000	118,069
NC Infrastructure Finance Corporation Certificates of Participation		5.000	02/01/2019	Aa1/AA+*/AA+@	85,000	91,209
Raleigh Durham NC Airport Authority – Series B		5.000	11/01/2017	Aa3/AA-@	105,000	117,259

						820,161
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.57% of Net Assets
Charlotte-Mecklenburg Hospital		5.000	01/15/2019	Aa3/AA-*	200,000	214,070
Charlotte-Mecklenburg Hospital		4.375	01/15/2019	Aa3/AA-*	150,000	156,570
NC Medical Care Community Hospital – Pitt Memorial		4.400	12/01/2011	A1/A+*/AA-@	275,000	275,195
NC Medical Care Mission Health Combined Group		4.000	10/01/2014	Aa3/AA*/AA@	100,000	107,008

						752,843
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.30% of Net Assets
University of NC Ashville Revenue		5.000	06/01/2014	A1	20,000	20,832
University NC System Pool Revenue		5.000	10/01/2016	Aa2	250,000	286,213
University NC System Pool Revenue		5.000	10/01/2015	Aa3	350,000	390,338

						697,383
LEASE REVENUE BONDS
2.54% of Net Assets
NC Municipal Power Agency Number 1 Catawba Electric		5.250	01/01/2018	A2/A*/A@	125,000	138,756
NC Infrastructure Finance Corporation Correctional Facilities		5.000	10/01/2017	Aa1/AA+*/AA+@	150,000	160,844
NC Infrastructure Finance Corporation Correctional Facilities		5.000	10/01/2019	Aa1/AA+*/AA+@	100,000	105,822
Wake County NC		3.000	01/01/2015	Aa1/AA+*/AA+@	125,000	131,063

						536,485
PREREFUNDED BONDS
1.42% of Net Assets
NC State Public Improvement – Series A		5.000	03/01/2019	Aaa	235,000	267,129
University of NC Ashville Revenue	#	5.000	06/01/2014	A1	30,000	31,557

						298,686
GENERAL OBLIGATION BONDS
1.27% of Net Assets
Cabarrus County NC Public Improvement	#	5.000	03/01/2018	Aa1/AA+*/AA+@	100,000	111,300
Mecklenburg County NC Refunding – Series A		5.000	08/01/2014	Aaa/AAA*/AAA@	125,000	140,779
NC State Public Improvement – Series A		5.000	03/01/2019	Aaa/AAA*	15,000	16,502

						268,581
STATE AND LOCAL MORTGAGE REVENUE BONDS
.56% of Net Assets
NC Housing Financial Agency Home Ownership – Series 16B		4.125	07/01/2012	Aa2/AA*	115,000	118,634

						118,634

Total Investments (cost $20,403,832) (See (a) below for further explanation) 97.98% of Net Assets						$20,680,607

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Securities held as collateral

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$276,775
Unrealized depreciation	—

Net unrealized appreciation	$276,775

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

As of March 31, 2011 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	20,680,607
Level 3	Significant Unobservable Inputs	—

$20,680,607

The Fund held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs. The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

March 31, 2011

Bond Description		Coupon	Maturity Date	Rating	Par Value	Market Value
INSURED MUNICIPAL BONDS
52.99% of Net Assets
Blount County TN Public Building Authority Local Government		5.000%	06/01/2025	Aa2/AA-*	$100,000	$104,491
Blount County TN Public Building Authority Local Government		5.000	06/01/2027	Aa2/AA-*	1,500,000	1,550,685
Blount County TN Public Building Authority Local Government		4.750	06/01/2031	Aa2/AA-*	750,000	739,418
Blount County TN Public Building Authority General Obligation		5.250	06/01/2019	NR	1,050,000	1,067,661
Blount County TN Building Authority Local Government Public		5.000	06/01/2032	Aa3	750,000	736,493
Chattanooga TN Industrial Development Board Lease Rent Revenue		5.000	10/01/2027	Aa3/AA+*/AA@	1,000,000	1,018,310
Clarksville TN Electric System Revenue		5.000	09/01/2032	Aa2	1,250,000	1,236,975
Cleveland TN General Obligation – Series A		5.000	06/01/2027	Aa3/A+*	680,000	686,419
Columbia TN Refunded – Sewer System		5.000	12/01/2024	Aa2	1,235,000	1,291,847
Columbia TN Broadband Network Revenue & Tax		5.000	03/01/2025	Aa2	1,000,000	1,036,980
Franklin County TN Health & Educational Facilities Board		5.000	09/01/2025	A+*	1,000,000	1,024,610
Gallatin TN Water & Sewer Revenue		5.000	01/01/2028	Aa3	2,540,000	2,605,608
Giles County TN	#	4.500	02/01/2018	Aa3	1,000,000	1,038,150
Greene County TN General Obligation – Series B		5.000	06/01/2024	A1	505,000	514,858
Hallsdale-Powell Utility District Knox County TN Water and Sewer Revenue		5.000	04/01/2026	AA*	1,000,000	1,031,330
Hallsdale-Powell Utility District Knox County TN Water and Sewer Revenue		5.000	04/01/2031	AA*	740,000	749,553
Harpeth Valley Utilities TN Davidson and Williamson Counties		5.000	09/01/2029	Aa3	1,410,000	1,423,141
Harpeth Valley Utilities TN Davidson and Williamson Counties		5.000	09/01/2032	Aa3	1,420,000	1,419,929
Hawkins County TN Refunding General Obligation		4.750	05/01/2017	Aa3	200,000	204,322
Jackson TN Energy Authority Gas System Revenue		5.000	10/01/2028	Aa2	1,000,000	1,007,160
Knox County TN Health Educational & Housing – Ft Sanders		6.250	01/01/2013	Baa1/BBB*	10,000	10,590
Knox County TN Health Educational & Housing – Covenant Health		5.000	01/01/2022	Aa3/AA+*/AA@	450,000	451,760
Knoxville TN Gas Revenue Refunded System – Series K		4.750	03/01/2022	Aa2/AA*	800,000	811,376
Knoxville TN Wastewater System Revenue – Series A		4.750	04/01/2021	Aa2/AA+*	1,150,000	1,170,355
Knoxville TN Waste Water System Revenue Improvement – SeriesA		5.000	04/01/2037	Aa2/AA+*	370,000	370,130
Manchester TN Refunding General Obligation		5.000	06/01/2038	Aa3/AA+*	100,000	104,097
Marion County TN Schools		5.000	06/01/2025	A1	1,050,000	1,072,439
Metro Nashville & Davidson County TN General Obligation		5.000	01/01/2023	Aa1/AA*/AA@	1,000,000	1,046,140
Metro Nashville & Davidson County TN General Obligation		5.000	01/01/2024	Aa1/AA*/AA@	1,000,000	1,042,220
Metro Nashville & Davidson County TN Multi Family		4.600	11/01/2026	NR	870,000	844,518
Metro Government Nashville & Davidson County TN Sports Authority		5.000	07/01/2021	Aa2/AA+*	1,000,000	1,051,610
Metropolitan Government Nashville and Davidson County TN		5.000	05/15/2027	Aa1/AA*/AA@	1,400,000	1,460,606
Metropolitan Government Nashville and Davidson County TN		5.000	05/15/2028	Aa1/AA*/AA@	240,000	250,522
Montgomery County TN General Obligation		4.750	05/01/2020	Aa2/AA+*	1,000,000	1,049,960
Oak Ridge TN Industrial Development Board Refunding Revenue		5.250	08/20/2018	Aaa	255,000	255,173
Overton County TN Refunding – Schools General Obligation		5.000	04/01/2018	Baa1	1,000,000	1,064,230
Pigeon Forge TN Refunding – Series A		4.900	06/01/2028	Aa3/AA+*	1,000,000	1,008,350
Rutherford County TN Construction Utility District Waterworks		5.000	02/01/2031	Aa2/AAA*	1,435,000	1,442,849
Shelby County TN Health Educational & Housing Facilities		5.250	09/01/2027	Aa3/AA+*	1,000,000	1,005,130
Smith County TN General Obligation		5.000	04/01/2021	NR	720,000	754,157
South Blount County TN Utility District Waterworks Revenue		5.000	12/01/2028	Aa3/AA+*	1,125,000	1,154,363
TN Housing Development Agency Homeownership Program Series		5.150	07/01/2022	Aa1/AA+*	550,000	550,264
TN State School Board Authority Refunding Higher Education		5.000	05/01/2024	Aa1/AA*/AA+@	1,395,000	1,465,796
TN State School Board Authority Refunding Higher Education		5.000	05/01/2025	Aa1/AA*/AA+@	1,440,000	1,508,616
West Wilson Utility District TN Waterworks Revenue		4.750	06/01/2028	Aa3	2,460,000	2,475,523
White House Utility District TN Water & Sewer		5.000	01/01/2028	Aa3	1,235,000	1,254,007
White House Utility District TN Water & Sewer		5.000	01/01/2030	Aa3	2,505,000	2,529,724

						47,692,445
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.86% of Net Assets
Metropolitan Government Nashville & Davidson County TN Housing		5.000	10/01/2034	Aa2/AA*/AA@	1,000,000	1,008,260
Metro Nashville & Davidson County TN McKendree		5.125	01/01/2020	AA*	1,700,000	1,701,581
Shelby County TN Health Education & Housing Facilities Board		5.000	08/01/2030	A1/A+*	500,000	495,680
TN State School Board Authority Higher Education Facilities		5.000	05/01/2028	Aa1/AA*/AA@	1,000,000	1,045,420
TN State School Board Authority Higher Education Facilities		5.125	05/01/2033	Aa1/AA*/AA@	1,300,000	1,334,476
TN State School Board Authority Higher Education Facilities		5.000	05/01/2034	Aa1/AA*/AA+@	500,000	505,945
TN State School Board Authority Higher Education Facilities	#	4.750	05/01/2030	Aa1/AA*/AA+@	2,750,000	2,778,325

						8,869,687
GENERAL OBLIGATION BONDS
8.39% of Net Assets
Franklin TN Water & Sewer Revenue & Tax		5.000	04/01/2024	Aaa	750,000	849,068
Knoxville TN General Obligation – Series A		5.000	05/01/2020	Aa1/AA+*/AAA@	500,000	566,645
Metro Government Nashville & Davidson County TN – Series B		5.000	08/01/2024	Aa1/AA*/AA@	500,000	535,670
Metropolitan Government Nashville and Davidson County TN		5.000	01/01/2025	Aa1/AA*/AA@	4,025,000	4,280,346
Shelby County TN – Series A		4.600	11/01/2022	Aa1/AA+*/AA+@	500,000	506,765
Williamson County TN Series A General Obligation		4.750	04/01/2021	Aaa	750,000	811,035

						7,549,529
STATE AND LOCAL MORTGAGE REVENUE
7.54% of Net Assets
TN Housing Development Agency		5.000	07/01/2028	Aa1/AA+*	905,000	892,583
TN Housing Development Agency		5.400	07/01/2035	Aa1/AA+*	675,000	678,551
TN Housing Development Agency Homeownership Program 1		5.000	07/01/2029	Aa1/AA+*	825,000	814,242
TN Housing Development Agency Homeownership Program 2		4.700	07/01/2027	Aa1/AA+*	1,475,000	1,421,281
TN Housing Development Agency Housing Finance Program		4.850	01/01/2025	Aa2	750,000	742,523
TN Housing Development Agency Series 2001 – 3B		5.250	01/01/2020	Aa1/AA+*	230,000	230,288
TN Housing Development Agency Mortgage Financing Series A	#	5.200	07/01/2023	Aa2/AA*	1,985,000	2,004,949

						6,784,417

TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

March 31, 2011

Bond Description	Coupon	Maturity Date	Rating	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.90% of Net Assets
Rutherford County TN Health & Education Facilities Board	5.000%	11/15/2040	Aa1/AA*/AA+@	$1,500,000	$1,450,425
Shelby County TN Health Education & Housing Facilities	5.000	07/01/2031	Aa2/AA+@	4,750,000	4,760,498

					6,210,923
MUNICIPAL UTILITY REVENUE BONDS
6.30% of Net Assets
Citizens Gas Utility District TN Gas Revenue Refunding	5.000	05/01/2029	A*	250,000	239,370
Clarksville TN Electric System Revenue – Series A	5.000	09/01/2028	Aa2/AA-*	1,000,000	1,045,810
Clarksville TN Electric System Revenue Series A	5.000	09/01/2033	Aa2/AA-*	2,000,000	2,004,380
Knox-Chapman TN Utility District Knox County Water & Sewer	5.250	01/01/2036	AA-*	700,000	708,463
Metropolitan Government Nashville & Davidson County TN	4.750	05/15/2028	AA+*/AA+@	460,000	470,295
West Wilson Utility District TN Waterworks Revenue	5.000	06/01/2033	Aa3	1,170,000	1,203,755

					5,672,073
PREREFUNDED BONDS
2.69% of Net Assets
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	BBB*	2,000,000	2,001,480
Kingsport TN Industrial Development Board Multi-family	5.400	04/20/2021	NR	375,000	415,624

					2,417,104
ESCROWED TO MATURITY BONDS
2.44% of Net Assets
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	BBB*	1,000,000	1,000,690
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Baa1/BBB*/BBB+@	1,000,000	1,123,060
Metro Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	Aaa/BBB*	60,000	71,611

					2,195,361
LEASE REVENUE BONDS
2.38% of Net Assets
Chattanooga TN Electric Revenue – Series A	5.000	09/01/2026	AA*	250,000	263,115
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	09/01/2012	Baa2/BBB*	250,000	261,560
Memphis-Shelby County Sports Authority	5.250	11/01/2027	Aa2/AA-*/A+@	750,000	750,473
TN Housing Development Agency – Series 1B	5.000	07/01/2029	Aa1/AA+*/NR@	895,000	869,877

					2,145,025
PUBLIC FACILITIES REVENUE BONDS
.56% of Net Assets
Memphis Shelby County TN Sports Authority Memphis Arena	5.250	11/01/2026	Aa2/AA-*/A+@	500,000	507,220

					507,220

Total Investments (cost $90,419,200) (See (a) below for further explanation) 100.05% of Net Assets					$90,043,778

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Securities held as collateral

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$688,199
Unrealized depreciation	(1,063,622)

Net unrealized depreciation	$(375,423)

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2011 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	90,043,778
Level 3	Significant Unobservable Inputs	—

$90,043,778

The Fund held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

March 31, 2011

Bond Description		Coupon	Date	Rating	Par Value	Market Value
INSURED MUNICIPAL BONDS
57.87% of Net Assets
Cross Anchor TN Utility District		4.250%	12/01/2015	AA+*	$65,000	$70,847
Cross Anchor TN Utility District		4.250	12/01/2016	AA+*	65,000	70,650
Dickson County TN Refunding		5.000	06/01/2015	A1/A+*	140,000	148,154
Fayetteville TN Electric System Revenue		3.000	06/01/2015	AA+*	105,000	108,282
Johnson City TN Refunding		4.000	06/01/2015	AA@	400,000	431,152
Johnson City TN Electric Revenue		4.500	05/01/2021	Aa2/AA+*	50,000	52,217
Johnson City TN Public Building Authority Revenue		4.250	09/01/2014	AA@	50,000	53,834
Knoxville TN Electric Revenue – Series V		4.750	07/01/2021	Aa2/AA+*	150,000	154,328
Lawrenceburg TN Refunding Water & Sewer		5.000	07/01/2015	Aa3	125,000	140,256
Madison County TN Refunding – School and Public Improvement		5.000	04/01/2018	Aa2/AA+*	175,000	192,717
Maury County TN School & Public Improvement	#	5.000	04/01/2016	Aa2	1,000,000	1,082,670
Memphis-Shelby TN Sports Authority Memphis Arena Project		5.500	11/01/2012	Aa2/AA-*/A+@	500,000	529,790
Memphis-Shelby County TN Sports Authority Memphis Arena		5.000	11/01/2017	Aa2/AA-*/A+@	275,000	296,208
Memphis TN General Obligation General Improvement		5.000	10/01/2016	Aa2/AA*/AA-@	450,000	495,896
Memphis TN – Series A	#	5.000	04/01/2024	Aa2/AA+*/AA-@	200,000	211,558
Metro Nashville Davidson County Water and Sewer		5.200	01/01/2013	Aa2/BBB*	215,000	226,956
Metropolitan Nashville Airport Authority – Series A		4.500	07/01/2014	Aa3/AA+*	250,000	270,795
New Market Utility District Jefferson County TN Waterworks		3.500	06/01/2015	Aa3/AA+*	100,000	105,105
New Market Utility District Jefferson County TN Waterworks		4.000	06/01/2016	Aa3/AA+*	100,000	106,774
New Market Utility District Jefferson County Waterworks		4.000	06/01/2017	Aa3/AA+*	100,000	105,761
Sevier County TN Public Building Authority		4.000	03/01/2014	AA+*	100,000	106,604
Shelby County TN Refunding – Series A		5.000	04/01/2018	Aa1/AA+*/AA+@	100,000	110,786
Shelby County Health Education		5.250	09/01/2020	Aa3/AA+*	400,000	422,756
Washington County TN Refunding – School and Public Improvement		5.000	04/01/2015	Aa2	200,000	221,464
Washington County TN Refunding – School and Public Improvement		5.000	04/01/2016	Aa2	125,000	137,140

						5,852,700
GENERAL OBLIGATION BONDS
7.87% of Net Assets
Claiborne County TN Public Improvement – Series A		5.000	04/01/2017	A+*	170,000	190,026
Memphis TN Refunding General Improvement		5.000	10/01/2017	Aa2/AA*/AA-@	100,000	114,075
Metro Government Nashville & Davidson County TN Refunding		5.000	05/15/2019	Aa1/AA*/AA@	250,000	278,655
Sevier County TN Public Building Authority		4.000	06/01/2014	AA*	200,000	213,288

						796,044
LEASE REVENUE BONDS
6.90% of Net Assets
Chattanooga TN Electric Revenue – Series A		5.000	09/01/2021	AA*	400,000	436,048
Memphis-Shelby County TN Airport – Federal Express Corporation		5.050	09/01/2012	Baa2/BBB*	250,000	261,560

						697,608
STATE AND LOCAL MORTGAGE REVENUE BONDS
5.57% of Net Assets
TN Housing Development Agency Homeownership Program		4.200	01/01/2016	Aa1/AA+*	150,000	154,944
TN Housing Development Agency – Series 1B		4.800	07/01/2024	Aa1/AA+*	305,000	306,723
TN Housing Development Agency Homeownership Program – 2		2.950	01/01/2015	Aa1/AA+*	100,000	101,527

						563,194
MUNICIPAL UTILITY REVENUE BONDS
3.80% of Net Assets
Harpeth Valley Utilities District		5.000	03/01/2014	A1	250,000	258,710
Sevier County TN Utility District Gas System Revenue		2.650	06/01/2015	A+*	125,000	125,981

						384,691
PUBLIC FACILITIES REVENUE BONDS
3.45% of Net Assets
Blount County TN Public Building Authority Series B-19		3.500	06/01/2015	AA+*	200,000	212,592
Metropolitian Government Nashville Davidson County Convention		5.000	07/01/2015	A1/A*/AA-@	125,000	136,308

						348,900
PREREFUNDED BONDS
3.28% of Net Assets
Memphis TN Electric System Revenue – Series A		5.000	12/01/2015	Aa2/AA+*/AAA@	300,000	331,662

						331,662

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

March 31, 2011

Bond Description	Coupon	Date	Rating	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.01% of Net Assets
Knox County TN Hospital Facility Revenue – Catholic Healthcare	4.500%	10/01/2011	A1/AA-*/AA-@	$100,000	$101,665

					101,665

Total Investments (cost $8,834,211) (See (a) below for further explanation) 89.75% of Net Assets					$9,076,464

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Securities held as collateral

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$242,253
Unrealized depreciation

Net unrealized appreciation	$242,253

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2011 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	9,076,464
Level 3	Significant Unobservable Inputs	—

$9,076,464

The Fund held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the modles may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Agencies — 100%

March 31, 2011

Bond Description		Coupon	Maturity Date	Rating	Par Value	Market Value
GOVERNMENT AGENCIES
FEDERAL FARM CREDIT
56.69% of Net Assets
Federal Farm Credit Bank		5.840%	07/20/2022	Aaa/AAA*/AAA@	$2,850,000	$3,290,215
Federal Farm Credit Bank		5.250	05/10/2022	Aaa/AAA*/AAA@	2,000,000	2,219,214
Federal Farm Credit Bank		5.125	11/28/2022	Aaa/AAA*/AAA@	2,000,000	2,192,946
Federal Farm Credit Bank	#	5.300	06/24/2014	Aaa/AAA*/AAA@	1,550,000	1,730,403
Federal Farm Credit Bank		5.250	10/25/2022	Aaa/AAA*/AAA@	1,500,000	1,646,477
Federal Farm Credit Bank		5.875	08/16/2021	Aaa/AAA*/AAA@	1,900,000	2,058,536
Federal Farm Credit Bank		5.050	12/21/2021	Aaa/AAA*/AAA@	370,000	399,327
Federal Farm Credit Bank		6.200	07/26/2022	Aaa/AAA*/AAA@	500,000	530,669

						14,067,787
FEDERAL HOME LOAN BANK
30.14% of Net Assets
Federal Home Loan Banks Medium Term Note		7.000	08/15/2014	Aaa/AAA*	500,000	585,806
Federal Home Loan Banks Medium Term Note		5.250	12/11/2020	Aaa/AAA*/AAA@	1,485,000	1,639,471
Federal Home Loan Banks Medium Term Note		5.000	12/10/2021	Aaa/AAA*/AAA@	500,000	545,082
Federal Home Loan Banks Medium Term Note	#	5.750	06/10/2022	Aaa/AAA*/AAA@	2,000,000	2,306,044
Federal Home Loan Banks Medium Term Note		5.550	06/19/2023	Aaa/AAA*	500,000	533,133
Federal Home Loan Banks Medium Term Note		4.375	04/16/2020	AAA*	1,500,000	1,520,033
Federal Home Loan Banks Medium Term Note		4.250	05/04/2020	Aaa/AAA*/AAA@	350,000	349,507

						7,479,076
FEDERAL NATIONAL MORTGAGE ASSOCIATION
7.32% of Net Assets
Federal National Mortgage Association		8.100	08/12/2019	Aaa/AAA*/AAA@	1,000,000	1,315,032
Federal National Mortgage Association		5.050	02/14/2023	Aaa/AAA*/AAA@	500,000	502,083

						1,817,115
STUDENT LOAN MARKETING ASSOCIATION
4.40% of Net Assets
Student Loan Marketing Association		7.300	08/01/2012	AAA	1,000,000	1,092,897

						1,092,897

Total Investments (cost $24,926,370) (See (a) below for further explanation) 98.55% of Net Assets						$24,456,875

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Securitie held as collateral

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$576,285
Unrealized depreciation	(1,045,780)

Net unrealized depreciation	$(469,495)

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2011 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	24,456,875
Level 3	Significant Unobservable Inputs	—

$24,456,875

The Fund held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or ‘information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

TAXABLE MUNICIPAL BOND FUND

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds — 100%

March 31, 2011

Bond Description		Coupon	Maturity Date	Rating	Par Value	Market Value
LEASE REVENUE BONDS
22.03% of Net Assets
Arlington County VA Industrial Development Authority		5.844%	08/01/2031	Aa2/AA+*	$100,000	$97,370
Buncombe County NC Limited Obligation Build America Bonds		6.800	06/01/2030	Aa2/AA*	250,000	247,070
Commonwealth Financing Authority PA Revenue Build America		5.587	06/01/2030	Aa3/AA-*/AA@	75,000	70,197
Douglas County WA Public Utilities Wells Hydroelectric		5.450	09/01/2040	Aa3/AA*	250,000	229,805
Downtown Smyrna Development Authority GA		6.900	02/01/2035	Aa2/AA+*	250,000	257,150
Idaho Bond Bank Authority Revenue Bonds		6.250	09/15/2040	Aa1	250,000	249,323
KY State Property & Buildings Build America Bonds – Series C		5.921	11/01/2030	Aa2/A+*/AA-@	250,000	247,443
Northeast OH Regional Sewer District Wastewater Revenue		6.038	11/15/2040	Aa1/AA+*	260,000	255,336
Omaha NE Sewer Revenue Build America Bonds	#	6.191	12/01/2040	Aa2/AA*	500,000	480,370
Oviedo FL Utility Revenue Build America Bonds – Series B		5.863	10/01/2035	Aa3/AA*	250,000	238,850
Raleigh NC Limited Obligation Build America Bonds		5.572	06/01/2035	Aa1/AA+*/AA+@	250,000	241,988
West Knox Utilities District Knox County TN Water & Sewer	#	6.900	06/01/2040	AA+*	500,000	519,265

						3,134,167
INSURED MUNICIPAL BONDS
21.37% of Net Assets
Armstrong School District PA Build America Bonds – Series A		7.000	03/15/2041	AA+*	750,000	774,368
Ashland KY Independent School District Build America Bonds		6.200	08/01/2029	Aa2	100,000	102,670
Bexar County TX Revenue Bonds Venue Project – Series B		6.980	08/15/2032	Aa1/AA+*/A+@	250,000	269,790
Bountiful UT Electric Revenue Build America Bonds		6.110	11/01/2030	AA+*/AA-@	250,000	242,495
Colorado Water Reserve & Power Development Taxable Parker		5.900	09/01/2035	AA+*	100,000	93,741
Decatur GA Urban Redevelopment Agency Revenue Build America Bonds		6.920	01/01/2038	Aa2/AA+*	150,000	151,565
Lincoln AL Build America Bonds Recovery Zone Economic Development		6.800	06/01/2040	AA+*	500,000	486,960
Mesa State College CO Auxiliary Facilities Build America Bonds		6.746	05/15/2042	Aa2/AA-*	100,000	101,245
North Fort Bend Water Authority TX Water System Revenue		6.018	12/15/2035	Aa3/AA+*/A+@	250,000	238,195
Nye County NV School District Build America Bonds		5.700	05/01/2027	Aa3	100,000	92,272
Scottsboro AL Build America Bonds		6.400	11/01/2040	Aa3/AA+*	250,000	240,690
Spring Branch TX Independent School District Build America Bonds		6.038	02/01/2039	Aaa/AAA*	250,000	246,593

						3,040,584
GENERAL OBLIGATION BONDS
20.01% of Net Assets
Bexar County TX Build America Bonds		5.755	06/15/2040	Aaa/AA+*/AAA@	100,000	98,805
Carroll TX Independent School District Build America Bonds		6.676	02/15/2034	Aa2/AA+*	100,000	106,504
East Bethel MN Build America Bonds Utilities – Series B		7.000	02/01/2040	Aa3	250,000	250,140
Edgewood OH City School District Build America Bonds		7.500	12/01/2037	Aa3/A+*	100,000	103,128
Jefferson County TN Build America Bonds		6.625	06/01/2040	Aa3/A+*	250,000	255,738
Mariemont OH City School District Build America Bonds		6.200	12/01/2035	Aa2/AA*	100,000	99,989
Middleton DE Build America Bonds		5.390	10/01/2030	Aa3/AA-*	100,000	95,249
Moon Area School District PA Build America Bonds		5.820	11/15/2033	AA-*	250,000	241,748
New York NY Build America Bonds		5.968	03/01/2036	Aa2/AA*/AA@	100,000	99,711
Olentangy Local School District OH Build America Bonds		6.260	12/01/2038	Aa1/AA+*	100,000	101,389
Pigeon Forge TN Build America Bonds Recovery Zone Economic		7.125	06/01/2040	AA*	300,000	323,223
Sarasota County FL Capital Improvement Revenue Build America Bonds		7.016	10/01/2040	AA+*/AA+@	710,000	729,085
Spring Township PA Build America Bonds		6.050	11/15/2039	Aa2	250,000	246,963
Talladega County AL Build America Bonds Recovery Zone		5.600	04/01/2040	Aa3	100,000	94,796

						2,846,468
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
16.87% of Net Assets
CO State Building Excellent Schools Today Certificates of Participation		7.017	03/15/2031	Aa2/AA-*	500,000	524,685
Eagle Garfield & Routt Counties CO School District Build America Bonds		5.900	12/01/2035	Aa3	90,000	82,675
Grand Junction CO Certificates of Participation Build America Bonds		7.500	12/01/2030	A+*	500,000	511,990
Pennington County SD Certificates of Participation Build America Bonds		7.200	06/01/2037	Aa2	750,000	765,572
Sedalia MO Certificates of Participation Build America Bonds		7.300	06/01/2035	AA+*	500,000	515,405

						2,400,327
MUNICIPAL UTILITY REVENUE BONDS
12.07% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America Bonds		7.064	12/01/2040	AA+*	500,000	505,295
Gainesville FL Utilities System Revenue Build America Bonds		6.024	10/01/2040	Aa2/AA*	250,000	242,430
Heber Light & Power Company UT Electric Revenue Build America Bonds		7.000	12/15/2030	Aa3/AA-@	500,000	488,965
Metropolitan Government Nashville & Davidson County TN Water		6.693	07/01/2041	Aa3/AA-*	200,000	198,510
Sarasota FL Water & Sewer Revenue Build America Bonds		5.575	10/01/2035	Aa2/AA-@	80,000	73,086
South Valley Sewer District Utah Build America Bonds		6.140	01/01/2029	AA*/AA@	105,000	106,472
York County VA Sewer Revenue Build America Bonds		6.607	06/01/2040	Aa3	100,000	102,032

						1,716,790
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.12% of Net Assets
Maine Health & Higher Educational Facilities Authority		6.667	07/01/2039	Aa2	100,000	108,435
University NC Chapel Hill Hospital Revenue Build America Bonds		6.329	02/01/2031	Aa3/AA-*	250,000	242,000
University NC Wilmington Revenue Build America Bonds		5.870	01/01/2035	A1	100,000	92,987

						443,422
TURNPIKES AND TOLLROADS BONDS
2.14% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America Bonds		6.800%	07/01/2039	Aa1/AA-*/AA-@	$300,000	$304,488

						304,488

Total Investments (cost $13,987,710) (See (a) below for further explanation) 97.61% of Net Assets						$13,886,246

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$129,418
Unrealized depreciation	(230,882)

Net unrealized depreciation	$(101,464)

Other Information

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2011 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	13,886,246
Level 3	Significant Unobservable Inputs	—

$13,886,246

The Fund held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor's pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

Item 2.	Controls and Procedures.

On May 3, 2011 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-Q is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on May 3, 2011 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the third quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:  Michelle M. Dragoo, Vice President, Secretary, Treasurer /s/

Date:  May 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dupree Mutual Funds

By:  Thomas P. Dupree, Sr., President /s/

Date:  May 3, 2011

By:  Michelle M. Dragoo, Vice President, Secretary, Treasurer /s/

Date:  May 3, 2011